UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-09255
Wells Fargo Variable Trust
(Exact name of registrant as specified in charter)
525 Market Street, 12th Floor, San Francisco, CA 94105
(Address of principal executive offices) (Zip code)
C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor, San Francisco, CA 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-643-9691
Date of fiscal year end: December 31, 2010
Date of reporting period: March 31, 2011

TABLE OF CONTENTS

ITEM 1. SCHEDULE OF INVESTMENTS
ITEM 2. CONTROLS AND PROCEDURES
SIGNATURES
ITEM 1. SCHEDULE OF INVESTMENTS

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
     VT CORE EQUITY FUND

Security Name	Shares	Value
Common Stocks: 97.05%

Consumer Discretionary: 14.62%

Diversified Consumer Services: 0.01%
Apollo Group Incorporated Class A†	186	$7,758

Hotels, Restaurants & Leisure: 1.04%
Darden Restaurants Incorporated	31,126	1,529,220

Internet & Catalog Retail: 1.32%
Amazon.com Incorporated†«	10,743	1,935,137

Media: 6.58%
CBS Corporation Class B«	108,006	2,704,470
Comcast Corporation Class A	132,812	3,083,895
Discovery Communications Incorporated Class A†	28,660	1,009,119
Omnicom Group Incorporated«	57,677	2,829,634

		9,627,118

Multiline Retail: 2.59%
Kohl’s Corporation†	39,139	2,075,933
Target Corporation	34,387	1,719,694

		3,795,627

Specialty Retail: 3.08%
Best Buy Company Incorporated	48,194	1,384,132
Home Depot Incorporated«	41,415	1,534,840
Staples Incorporated«	81,624	1,585,138

		4,504,110

Consumer Staples: 6.37%

Beverages: 2.24%
Diageo plc	106,028	2,015,567
PepsiCo Incorporated	19,723	1,270,358

		3,285,925

Food Products: 1.86%
General Mills Incorporated	43,850	1,602,718
McCormick & Company Incorporated	23,339	1,116,304

		2,719,022

Household Products: 2.27%
Clorox Company	29,711	2,081,850
Procter & Gamble Company	20,092	1,237,667

		3,319,517

Energy: 13.86%

Energy Equipment & Services: 4.02%
Schlumberger Limited	37,948	3,539,030
Weatherford International Limited†	103,454	2,338,060

		5,877,090

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
     VT CORE EQUITY FUND

Security Name	Shares	Value
Oil, Gas & Consumable Fuels: 9.84%
Apache Corporation	14,003	$1,833,273
Chevron Corporation«	29,890	3,211,083
Exxon Mobil Corporation	44,865	3,774,492
Occidental Petroleum Corporation†	24,742	2,585,292
Peabody Energy Corporation	15,489	1,114,588
Southwestern Energy Company†«	43,812	1,882,602

		14,401,330

Financials: 19.12%

Capital Markets: 4.68%
Goldman Sachs Group Incorporated	18,468	2,926,624
INVESCO Limited	74,263	1,898,162
TD Ameritrade Holding Corporation	96,799	2,020,195

		6,844,981

Commercial Banks: 2.65%
Branch Banking & Trust Corporation«	72,761	1,997,289
Fifth Third Bancorp	135,535	1,881,226

		3,878,515

Consumer Finance: 3.36%
American Express Company	45,848	2,072,330
MasterCard Incorporated	6,956	1,750,964
Visa Incorporated Class A«	14,825	1,091,417

		4,914,711

Diversified Financial Services: 5.47%
Apollo Management LP†(a)††(i)	87,285	1,571,130
JPMorgan Chase & Company	52,230	2,407,803
Moody’s Corporation«	118,905	4,032,069

		8,011,002

Insurance: 1.59%
Prudential Financial Incorporated	37,722	2,322,921

Real Estate Investment Trusts (REITs): 1.37%
BioMed Realty Trust Incorporated«	105,800	2,012,316

Health Care: 9.87%

Biotechnology: 1.29%
Amgen Incorporated†	35,297	1,886,625

Health Care Equipment & Supplies: 3.07%
Covidien plc	51,170	2,657,770
Medtronic Incorporated	46,760	1,840,006

		4,497,776

Life Sciences Tools & Services: 1.48%
Thermo Fisher Scientific Incorporated†	39,116	2,172,894

Pharmaceuticals: 4.03%
Johnson & Johnson	21,692	1,285,251
Merck & Company Incorporated	64,900	2,142,349
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
     VT CORE EQUITY FUND

Security Name	Shares	Value
Pharmaceuticals (continued)
Novartis AG ADR«	45,346	$2,464,555

		5,892,155

Industrials: 16.93%

Aerospace & Defense: 1.16%
Boeing Company«	23,074	1,705,861

Air Freight & Logistics: 1.28%
United Parcel Service Incorporated Class B	25,141	1,868,479

Airlines: 1.20%
Delta Air Lines Incorporated†	179,865	1,762,677

Building Products: 1.38%
Masco Corporation	144,680	2,013,946

Commercial Services & Supplies: 3.35%
Avery Dennison Corporation«	73,688	3,091,948
Republic Services Incorporated	60,267	1,810,421

		4,902,369

Construction & Engineering: 1.22%
Jacobs Engineering Group Incorporated†	34,771	1,788,273

Industrial Conglomerates: 2.01%
General Electric Company	146,588	2,939,089

Machinery: 2.62%
Illinois Tool Works Incorporated	37,378	2,007,946
Oshkosh Corporation†	51,467	1,820,902

		3,828,848

Professional Services: 1.39%
Manpower Incorporated	32,406	2,037,689

Road & Rail: 1.32%
Hertz Global Holdings Incorporated†«	123,631	1,932,353

Information Technology: 12.51%

Communications Equipment: 2.99%
Cisco Systems Incorporated†	91,204	1,564,149
QUALCOMM Incorporated	51,302	2,812,889

		4,377,038

Internet Software & Services: 3.89%
Akamai Technologies Incorporated†«	43,258	1,643,804
Equinix Incorporated†«	17,924	1,632,876
Google Incorporated Class A†	4,110	2,409,323

		5,686,003

Semiconductors & Semiconductor Equipment: 2.55%
Altera Corporation«	39,900	1,756,398
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
     VT CORE EQUITY FUND

Security Name	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
ON Semiconductor Corporation†«	200,376	$1,977,711

		3,734,109

Software: 3.08%
Nintendo Company Limited	9,500	2,566,302
Oracle Corporation	58,046	1,936,995

		4,503,297

Materials: 2.88%

Chemicals: 1.64%
Praxair Incorporated	23,540	2,391,664

Containers & Packaging: 1.24%
Bemis Company Incorporated«	55,388	1,817,280

Telecommunication Services: 0.89%

Wireless Telecommunication Services: 0.89%
American Tower Corporation Class A†	25,054	1,298,297

Total Common Stocks (Cost $119,613,640)		142,023,022

	Interest Rate	Maturity Date	Principal
Short-Term Investments: 28.39%
Corporate Bonds & Notes: 0.02%
Gryphon Funding Limited(a)(i)(v)	0.00%	08/05/2011	$24,322	10,062
VFNC Corporation(a)±††(i)(v)	0.26	09/29/2011	32,071	19,243

				29,305

		Yield	Shares
Investment Companies: 28.37%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)		0.12	1,934,205	1,934,205
Wells Fargo Securities Lending Cash Investments LLC(v)(l)(u)		0.24	39,587,502	39,587,502

				41,521,707

Total Short-Term Investments (Cost $41,538,474)				41,551,012

Total Investments in Securities (Cost $161,152,114)*	125.44%			183,574,034

Other Assets and Liabilities, Net	(25.44)			(37,232,236)

Total Net Assets	100.00%			$146,341,798

†	Non-income earning securities.

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

±	Variable rate investments.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security.

(v)	Security represents investment of cash collateral received from securities on loan.
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
     VT CORE EQUITY FUND

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $161,588,655 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$24,363,118
Gross unrealized depreciation	(2,377,739)

Net unrealized appreciation	$21,985,379
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

VT CORE EQUITY FUND

NOTES TO PORTFOLIOS OF INVESTMENTS — MARCH 31, 2011 (UNAUDITED)
The Fund’s portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Fund’s shareholders. For more information regarding the Fund and its holdings, please see the Fund’s most recent prospectus and annual report.
Securities valuation
Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Valuation Procedures.
Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.
Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.
The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.
Security loans
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.
The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As of March 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

		Significant Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Equity securities
Common stocks	$140,451,892	$0	$1,571,130	$142,023,022
Short-term investments
Corporate bonds and notes	0	0	29,305	29,305
Investment companies	1,934,205	39,587,502	0	41,521,707

	$142,386,097	$39,587,502	$1,600,435	$183,574,034

For the three months ended March 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

		Corporate bonds
	Common stocks	and notes	Total

Balance as of December 31, 2010	$0	$28,428	$28,428
Accrued discounts (premiums)	0	0	0
Realized gains (losses)	0	0	0
Change in unrealized gains (losses)	0	2,080	2,080

Purchases	0	0	0
Sales	0	(1,203)	(1,203)
Transfers into Level 3	1,571,130	0	1,571,130
Transfers out of Level 3	0	0	0

Balance as of March 31, 2011	$1,571,130	$29,305	$1,600,435

Change in unrealized gains (losses) relating to securities still held at March 31, 2011	$0	$1,465	$1,465

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
     VT DISCOVERY FUND

Security Name	Shares	Value
Common Stocks: 98.53%

Consumer Discretionary: 17.87%

Auto Components: 3.49%
BorgWarner Incorporated†	34,400	$2,741,336
TRW Automotive Holdings Corporation†	27,000	1,487,160

		4,228,496

Automobiles: 1.00%
Tesla Motors Incorporated†«	43,800	1,213,260

Hotels, Restaurants & Leisure: 1.25%
Panera Bread Company†«	11,900	1,511,300

Internet & Catalog Retail: 1.88%
Priceline.com Incorporated†	4,500	2,278,980

Media: 2.06%
Interpublic Group of Companies Incorporated	36,254	456,238
National Cinemedia Incorporated	8,016	146,949
Virgin Media Incorporated«	67,900	1,886,941

		2,490,128

Specialty Retail: 8.19%
Dick’s Sporting Goods Incorporated†	57,000	2,278,860
Foot Locker Incorporated	63,500	1,252,220
Genesco Incorporated†	32,100	1,290,420
Guess Incorporated	46,400	1,825,840
Vitamin Shoppe Incorporated†	42,900	1,451,307
Williams-Sonoma Incorporated	45,100	1,826,550

		9,925,197

Energy: 8.32%

Energy Equipment & Services: 1.10%
Complete Production Services Incorporated†	41,800	1,329,658

Oil, Gas & Consumable Fuels: 7.22%
Brigham Exploration Company†	61,400	2,282,852
Concho Resources Incorporated†	13,100	1,405,630
Pioneer Natural Resources Company	19,300	1,967,056
SandRidge Energy Incorporated†	99,900	1,278,720
Swift Energy Company†	42,569	1,816,845

		8,751,103

Financials: 1.19%

Commercial Banks: 1.19%
Wintrust Financial Corporation«	39,300	1,444,275

Health Care: 15.31%

Biotechnology: 3.39%
Alexion Pharmaceuticals Incorporated†	26,000	2,565,680
Pharmasset Incorporated†	19,600	1,542,716

		4,108,396

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
     VT DISCOVERY FUND

Security Name	Shares	Value
Health Care Equipment & Supplies: 5.98%
Alere Incorporated†«	39,100	$1,530,374
Insulet Corporation†«	66,100	1,362,982
NxStage Medical Incorporated†	12,529	275,387
Sirona Dental Systems Incorporated†	35,279	1,769,595
Varian Medical Systems Incorporated†«	16,300	1,102,532
Volcano Corporation†	46,800	1,198,080

		7,238,950

Health Care Providers & Services: 4.85%
AmerisourceBergen Corporation	42,800	1,693,168
Catalyst Health Solutions Incorporated†	39,800	2,226,014
HealthSpring Incorporated†	52,461	1,960,468

		5,879,650

Life Sciences Tools & Services: 1.36%
Bruker BioSciences Corporation†	79,200	1,651,320

Pharmaceuticals: 1.35%
Impax Laboratories Incorporated†	64,100	1,631,345

Industrials: 19.65%

Aerospace & Defense: 4.34%
Embraer SA ADR«	47,000	1,583,900
GeoEye Incorporated†	32,164	1,337,379
Transdigm Group Incorporated†	27,800	2,330,474

		5,251,753

Electrical Equipment: 1.05%
EnerSys†	32,100	1,275,975

Machinery: 6.12%
AGCO Corporation†	49,400	2,715,518
Graco Incorporated	47,500	2,160,775
Wabco Holdings Incorporated†	41,179	2,538,274

		7,414,567

Professional Services: 1.81%
Manpower Incorporated	34,800	2,188,224

Road & Rail: 4.58%
Hertz Global Holdings Incorporated†«	162,900	2,546,127
Kansas City Southern†	55,200	3,005,640

		5,551,767

Trading Companies & Distributors: 1.75%
Wesco International Incorporated†«	33,800	2,112,500

Information Technology: 26.98%

Communications Equipment: 2.37%
Acme Packet Incorporated†	25,100	1,781,096
Finisar Corporation†«	44,339	1,090,739

		2,871,835

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
     VT DISCOVERY FUND

Security Name	Shares	Value
Electronic Equipment & Instruments: 1.01%
Ciena Corporation†«	46,900	$1,217,524

Internet Software & Services: 5.62%
Equinix Incorporated†	24,263	$2,210,359
LogMeIn Incorporated†«	37,873	1,596,726
Mercadolibre Incorporated«	20,900	1,706,067
OpenTable Incorporated†«	12,200	1,297,470

		6,810,622

IT Services: 1.63%
Gartner Incorporated†	47,300	1,970,991

Semiconductors & Semiconductor Equipment: 6.57%
ARM Holdings plc ADR«	76,200	2,146,554
Atmel Corporation†	89,700	1,222,611
Avago Technologies Limited	50,300	1,564,330
NetLogic Microsystems Incorporated†	71,900	3,021,238

		7,954,733

Software: 9.78%
Broadsoft Incorporated†	11,852	551,168
Concur Technologies Incorporated†«	27,200	1,508,240
Qlik Technologies Incorporated†	49,300	1,281,800
Reald Incorporated†«	60,975	1,668,276
Red Hat Incorporated†	37,900	1,720,281
SuccessFactors Incorporated†«	63,350	2,476,352
TIBCO Software Incorporated†	96,900	2,640,525

		11,846,642

Materials: 3.54%

Chemicals: 1.45%
Airgas Incorporated	26,500	1,760,130

Containers & Packaging: 2.09%
Crown Holdings Incorporated†	65,600	2,530,848

Telecommunication Services: 4.05%

Diversified Telecommunication Services: 1.11%
Iradium Communications Incorporated†«	169,200	1,348,524

Wireless Telecommunication Services: 2.94%
NII Holdings Incorporated†	39,400	1,641,798
SBA Communications Corporation Class A†«	48,300	1,916,543

		3,558,341

Total Common Stocks (Cost $88,614,849)		119,347,034

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

Security Name		Interest Rate	Maturity Date	Principal	Value
Short-Term Investments: 26.45%
Corporate Bonds & Notes: 0.68%
Gryphon Funding Limited(a)(i)(v)		0.00%	08/05/2011	$679,747	$281,211
VFNC Corporation(a)(i)(v)††±		0.26%	09/29/2011	896,335	537,801

					819,012

		Yield		Shares
Investment Companies: 25.77%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)		0.12		2,856,065	2,856,065
Wells Fargo Securities Lending Cash Investments LLC(v)(l)(u)		0.24		28,359,952	28,359,952

					31,216,017

Total Short-Term Investments (Cost $31,684,615)					32,035,029

Total Investments in Securities (Cost $120,299,464)*	124.98%				151,382,063

Other Assets and Liabilities, Net	(24.98)				(30,257,958)

Total Net Assets	100.00%				$121,124,105

†	Non-income earning securities.

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security

(v)	Security represents investment of cash collateral received from securities on loan.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investments.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $120,360,656 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$31,404,366
Gross unrealized depreciation	(382,959)

Net unrealized appreciation	$31,021,407
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

VT DISCOVERY FUND

NOTES TO PORTFOLIOS OF INVESTMENTS — MARCH 31, 2011 (UNAUDITED)
The Fund’s portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Fund’s shareholders. For more information regarding the Fund and its holdings, please see the Fund’s most recent prospectus and annual report.
Securities valuation
Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Valuation Procedures.
Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.
Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.
The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.
Security loans
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.
The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As of March 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

		Significant Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total
Equity securities
Common stocks	$119,347,034	$0	$0	$119,347,034
Short-term investments
Corporate bonds and notes	0	0	819,012	819,012
Investment companies	2,856,065	28,359,952	0	31,216,017

	$122,203,099	$28,359,952	$819,012	$151,382,063

For the three months ended March 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate bonds
and notes
Balance as of December 31, 2010	$794,517
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	58,134

Purchases	0
Sales	(33,639)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of March 31, 2011	$819,012

Change in unrealized gains (losses) relating to securities still held at March 31, 2011	$40,952

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
     VT INDEX ASSET ALLOCATION FUND

Security Name	Shares	Value
Common Stocks: 60.27%

Consumer Discretionary: 6.29%

Auto Components: 0.16%
Johnson Controls Incorporated«	3,449	$143,375
The Goodyear Tire & Rubber Company†	1,237	18,530

		161,905

Automobiles: 0.33%
Ford Motor Company†	19,265	287,241
Harley-Davidson Incorporated	1,199	50,946

		338,187

Distributors: 0.04%
Genuine Parts Company	802	43,019

Diversified Consumer Services: 0.07%
Apollo Group Incorporated Class A†	626	26,110
DeVry Incorporated	313	17,237
H&R Block Incorporated«	1,554	26,014

		69,361

Hotels, Restaurants & Leisure: 0.98%
Carnival Corporation	2,198	84,315
Darden Restaurants Incorporated	703	34,538
International Game Technology«	1,521	24,686
Marriott International Incorporated Class A	1,480	52,658
McDonald’s Corporation	5,313	404,266
Starbucks Corporation	3,799	140,373
Starwood Hotels & Resorts Worldwide Incorporated	978	56,841
Wyndham Worldwide Corporation	882	28,056
Wynn Resorts Limited«	387	49,246
Yum! Brands Incorporated	2,380	122,284

		997,263

Household Durables: 0.25%
D.R. Horton Incorporated«	1,431	16,671
Fortune Brands Incorporated	781	48,336
Harman International Industries Incorporated	354	16,574
Leggett & Platt Incorporated	745	18,253
Lennar Corporation«	818	14,822
Newell Rubbermaid Incorporated	1,480	28,312
Pulte Homes Incorporated«†	1,712	12,669
Stanley Black & Decker Incorporated	851	65,187
Whirlpool Corporation	387	33,034

		253,858

Internet & Catalog Retail: 0.52%
Amazon.com Incorporated«†	1,814	326,756
Expedia Incorporated	1,018	23,068
Netflix Incorporated†	223	52,925
Priceline.com Incorporated†	250	126,610

		529,359

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
     VT INDEX ASSET ALLOCATION FUND

Security Name	Shares	Value
Leisure Equipment & Products: 0.08%
Hasbro Incorporated	697	$32,647
Mattel Incorporated	1,775	44,251

		76,898

Media: 1.98%
Cablevision Systems Corporation New York Group Class A	1,184	40,978
CBS Corporation Class B«	3,424	85,737
Comcast Corporation Class A	14,141	349,566
DIRECTV Group Incorporated†	4,041	189,119
Discovery Communications Incorporated Class C«†	1,434	57,217
Gannett Company Incorporated	1,220	18,581
Interpublic Group of Companies Incorporated	2,491	31,312
McGraw-Hill Companies Incorporated	1,561	61,503
News Corporation Class A	11,631	204,240
Omnicom Group Incorporated«	1,446	70,941
Scripps Networks Interactive Incorporated«	461	23,091
Time Warner Cable Incorporated	1,748	124,702
Time Warner Incorporated	5,565	198,671
Viacom Incorporated Class B	3,040	141,421
Walt Disney Company	9,672	416,766
Washington Post Company Class B	26	11,377

		2,025,222

Multiline Retail: 0.45%
Big Lots Incorporated†	384	16,677
Family Dollar Stores Incorporated	643	32,999
JCPenney Company Incorporated	1,205	43,272
Kohl’s Corporation	1,489	78,977
Macy’s Incorporated	2,155	52,280
Nordstrom Incorporated	854	38,328
Sears Holdings Corporation«†	221	18,266
Target Corporation	3,606	180,336

		461,135

Specialty Retail: 1.13%
Abercrombie & Fitch Company Class A	444	26,063
AutoNation Incorporated†	326	11,531
AutoZone Incorporated«†	136	37,204
Bed Bath & Beyond Incorporated†	1,297	62,606
Best Buy Company Incorporated	1,666	47,848
CarMax Incorporated†	1,148	36,851
GameStop Corporation Class A†	771	17,363
Gap Incorporated	2,221	50,328
Home Depot Incorporated«	8,346	309,303
Limited Brands Incorporated	1,347	44,289
Lowe’s Companies Incorporated«	7,028	185,750
O’Reilly Automotive Incorporated†	718	41,256
RadioShack Corporation«	538	8,075
Ross Stores Incorporated«	606	43,099
Staples Incorporated«	3,664	71,155
Tiffany & Company«	643	39,506
TJX Companies Incorporated«	2,015	100,206
Urban Outfitters Incorporated«†	651	19,419

		1,151,852

Textiles, Apparel & Luxury Goods: 0.30%
Coach Incorporated	1,506	78,372
Nike Incorporated Class B	1,949	147,539
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
     VT INDEX ASSET ALLOCATION FUND

Security Name	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Polo Ralph Lauren Corporation	333	$41,175
VF Corporation	440	43,353

		310,439

Consumer Staples: 6.15%

Beverages: 1.45%
Brown-Forman Corporation Class B	525	35,858
Coca-Cola Enterprises Incorporated	1,681	45,891
Constellation Brands Incorporated Class A†	896	18,171
Dr Pepper Snapple Group Incorporated	1,140	42,362
Molson Coors Brewing Company	808	37,887
PepsiCo Incorporated	8,080	520,433
The Coca-Cola Company	11,685	775,300

		1,475,902

Food & Staples Retailing: 1.34%
Costco Wholesale Corporation	2,223	162,990
CVS Caremark Corporation	6,968	239,142
Kroger Company«	3,239	77,639
Safeway Incorporated	1,875	44,138
SUPERVALU Incorporated«	1,080	9,644
Sysco Corporation	2,967	82,186
Wal-Mart Stores Incorporated	9,978	519,355
Walgreen Company	4,698	188,578
Whole Foods Market Incorporated«	751	49,491

		1,373,163

Food Products: 1.02%
Archer Daniels Midland Company	3,245	116,852
Campbell Soup Company«	929	30,759
ConAgra Foods Incorporated	2,219	52,701
Dean Foods Company«†	932	9,320
General Mills Incorporated	3,238	118,349
H.J. Heinz Company«	1,639	80,016
Hormel Foods Corporation«	705	19,627
JM Smucker Company	606	43,262
Kellogg Company	1,283	69,256
Kraft Foods Incorporated Class A	8,907	279,324
McCormick & Company Incorporated	677	32,381
Mead Johnson & Company	1,042	60,363
Sara Lee Corporation	3,170	56,014
The Hershey Company«	787	42,773
Tyson Foods Incorporated Class A«	1,518	29,130

		1,040,127

Household Products: 1.24%
Clorox Company	700	49,049
Colgate-Palmolive Company	2,515	203,111
Kimberly-Clark Corporation	2,059	134,391
Procter & Gamble Company	14,264	878,662

		1,265,213

Personal Products: 0.11%
Avon Products Incorporated	2,188	59,164
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
     VT INDEX ASSET ALLOCATION FUND

Security Name	Shares	Value
Personal Products (continued)
Estee Lauder Companies Incorporated Class A	583	$56,178

		115,342

Tobacco: 0.99%
Altria Group Incorporated	10,654	277,324
Lorillard Incorporated	741	70,402
Philip Morris International	9,153	600,711
Reynolds American Incorporated«	1,722	61,183

		1,009,620

Energy: 7.99%

Energy Equipment & Services: 1.50%
Baker Hughes Incorporated	2,211	162,354
Cameron International Corporation«†	1,246	71,147
Diamond Offshore Drilling Incorporated	354	27,506
FMC Technologies Incorporated†	611	57,727
Halliburton Company«	4,651	231,806
Helmerich & Payne Incorporated«	541	37,161
Nabors Industries Limited«†	1,457	44,264
National Oilwell Varco Incorporated	2,144	169,955
Noble Corporation«	1,284	58,576
Rowan Companies Incorporated†	643	28,408
Schlumberger Limited	6,931	646,385

		1,535,289

Oil, Gas & Consumable Fuels: 6.49%
Anadarko Petroleum Corporation	2,527	207,012
Apache Corporation	1,949	255,163
Cabot Oil & Gas Corporation«	531	28,127
Chesapeake Energy Corporation	3,349	112,258
Chevron Corporation«	10,224	1,098,364
ConocoPhillips	7,281	581,461
CONSOL Energy Incorporated	1,152	61,782
Denbury Resources Incorporated†	2,042	49,825
Devon Energy Corporation	2,174	199,508
El Paso Corporation	3,589	64,602
EOG Resources Incorporated	1,364	161,648
EQT Corporation«	759	37,874
Exxon Mobil Corporation	25,254	2,124,619
Hess Corporation	1,530	130,371
Marathon Oil Corporation	3,617	192,822
Massey Energy Company	526	35,957
Murphy Oil Corporation	982	72,098
Newfield Exploration Company«†	684	51,991
Noble Energy Incorporated	895	86,502
Occidental Petroleum Corporation	4,139	432,484
Peabody Energy Corporation	1,378	99,161
Pioneer Natural Resources Company	593	60,439
QEP Resources Incorporated	897	36,364
Range Resources Corporation«	817	47,762
Southwestern Energy Company«†	1,771	76,100
Spectra Energy Corporation«	3,303	89,776
Sunoco Incorporated	614	27,992
Tesoro Petroleum Corporation†	729	19,559
The Williams Companies Incorporated	2,985	93,072
Valero Energy Corporation	2,897	86,389

		6,621,082

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
     VT INDEX ASSET ALLOCATION FUND

Security Name	Shares	Value
Financials: 9.80%

Capital Markets: 1.45%
Ameriprise Financial Incorporated	1,255	$76,655
Bank of New York Mellon Corporation	6,324	188,898
Charles Schwab Corporation«	5,086	91,701
E*TRADE Financial Corporation†	1,126	17,599
Federated Investors Incorporated Class B	471	12,599
Franklin Resources Incorporated	738	92,309
Goldman Sachs Group Incorporated	2,651	420,104
INVESCO Limited	2,344	59,913
Janus Capital Group Incorporated	947	11,809
Legg Mason Incorporated	775	27,970
Morgan Stanley	7,872	215,063
Northern Trust Corporation«	1,233	62,575
State Street Corporation	2,557	114,912
T. Rowe Price Group Incorporated	1,319	87,608

		1,479,715

Commercial Banks: 1.75%
Branch Banking & Trust Corporation«	3,537	97,091
Comerica Incorporated	900	33,048
Fifth Third Bancorp	4,674	64,875
First Horizon National Corporation	1,341	15,033
Huntington Bancshares Incorporated	4,397	29,196
KeyCorp	4,844	43,015
M&T Bank Corporation«	612	54,144
Marshall & Ilsley Corporation	2,699	21,565
PNC Financial Services Group Incorporated	2,676	168,561
Regions Financial Corporation	6,405	46,500
SunTrust Banks Incorporated	2,729	78,704
US Bancorp«	9,788	258,697
Wells Fargo & Company(l)	26,831	850,543
Zions Bancorporation	932	21,492

		1,782,464

Consumer Finance: 0.76%
American Express Company	5,327	240,780
Capital One Financial Corporation	2,329	121,015
Discover Financial Services	2,777	66,981
MasterCard Incorporated	492	123,846
SLM Corporation†	2,683	41,050
Visa Incorporated Class A«	2,468	181,694

		775,366

Diversified Financial Services: 3.23%
Bank of America Corporation	51,548	687,135
Berkshire Hathaway Incorporated Class B«†	8,815	737,198
Citigroup Incorporated	147,987	654,103
CME Group Incorporated	341	102,829
InterContinental Exchange Incorporated†	373	46,080
JPMorgan Chase & Company	20,288	935,277
Leucadia National Corporation«	1,007	37,803
Moody’s Corporation«	1,016	34,453
NASDAQ Stock Market Incorporated†	762	19,690
NYSE Euronext Incorporated	1,330	46,776

		3,301,344

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
     VT INDEX ASSET ALLOCATION FUND

Security Name	Shares	Value
Insurance: 1.59%
ACE Limited	1,708	$110,508
AFLAC Incorporated	2,394	126,355
Allstate Corporation	2,698	85,742
American International Group Incorporated†	731	25,687
AON Corporation	1,696	89,820
Assurant Incorporated	508	19,563
Chubb Corporation«	1,503	92,149
Cincinnati Financial Corporation	830	27,224
Genworth Financial Incorporated†	2,495	33,583
Hartford Financial Services Group Incorporated	2,265	60,996
Lincoln National Corporation	1,608	48,304
Loews Corporation	1,601	68,987
Marsh & McLennan Companies Incorporated	2,771	82,604
MetLife Incorporated«	5,374	240,379
Principal Financial Group Incorporated	1,633	52,436
Prudential Financial Incorporated	2,475	152,411
The Progressive Corporation	3,361	71,018
The Travelers Companies Incorporated	2,195	130,559
Torchmark Corporation	396	26,326
UnumProvident Corporation	1,577	41,396
XL Group plc	1,584	38,966

		1,625,013

Real Estate Investment Trusts (REITs): 0.93%
Apartment Investment & Management Company Class A	601	15,307
AvalonBay Communities Incorporated	438	52,595
Boston Properties Incorporated	726	68,861
Equity Residential«	1,497	84,446
HCP Incorporated«	2,042	77,473
Health Care REIT Incorporated«	897	47,039
Host Hotels & Resorts Incorporated«	3,465	61,019
Kimco Realty Corporation	2,070	37,964
Plum Creek Timber Company	824	35,935
ProLogis	2,905	46,422
Public Storage Incorporated«	711	78,857
Simon Property Group Incorporated«	1,512	162,026
Ventas Incorporated	829	45,015
Vornado Realty Trust«	832	72,800
Weyerhaeuser Company	2,735	67,281

		953,040

Real Estate Management & Development: 0.04%
CB Richard Ellis Group Incorporated Class A†	1,483	39,596

Thrifts & Mortgage Finance: 0.05%
Hudson City Bancorp Incorporated«	2,682	25,962
People’s United Financial Incorporated«	1,843	23,185

		49,147

Health Care: 6.59%

Biotechnology: 0.77%
Amgen Incorporated†	4,749	253,834
Biogen Idec Incorporated†	1,227	90,050
Celgene Corporation†	2,367	136,174
Cephalon Incorporated«†	385	29,175
Genzyme Corporation†	1,330	101,280
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

6

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
     VT INDEX ASSET ALLOCATION FUND

Security Name	Shares	Value
Biotechnology (continued)
Gilead Sciences Incorporated†	4,050	$171,882

		782,395

Health Care Equipment & Supplies: 1.18%
Baxter International Incorporated	2,951	158,675
Becton Dickinson & Company	1,126	89,652
Boston Scientific Corporation†	7,758	55,780
C.R. Bard Incorporated	433	43,001
CareFusion Corporation†	1,136	32,035
Covidien plc	2,515	130,629
DENTSPLY International Incorporated	723	26,744
Edwards Lifesciences Corporation†	585	50,895
Hospira Incorporated†	848	46,810
Intuitive Surgical Incorporated«†	197	65,692
Medtronic Incorporated	5,446	214,300
St. Jude Medical Incorporated	1,657	84,938
Stryker Corporation	1,713	104,150
Varian Medical Systems Incorporated«†	611	41,328
Zimmer Holdings Incorporated†	978	59,198

		1,203,827

Health Care Providers & Services: 1.24%
Aetna Incorporated	1,958	73,288
AmerisourceBergen Corporation	1,396	55,226
Cardinal Health Incorporated	1,781	73,253
CIGNA Corporation	1,381	61,151
Coventry Health Care Incorporated†	762	24,300
DaVita Incorporated†	488	41,729
Express Scripts Incorporated†	2,690	149,591
Humana Incorporated†	858	60,009
Laboratory Corporation of America Holdings†	509	46,894
McKesson Corporation	1,294	102,291
Medco Health Solutions Incorporated†	2,059	115,633
Patterson Companies Incorporated	487	15,677
Quest Diagnostics Incorporated	793	45,772
Tenet Healthcare Corporation†	2,475	18,439
UnitedHealth Group Incorporated	5,570	251,764
WellPoint Incorporated	1,912	133,438

		1,268,455

Health Care Technology: 0.04%
Cerner Corporation†	365	40,588

Life Sciences Tools & Services: 0.21%
Life Technologies Corporation†	916	48,017
PerkinElmer Incorporated	577	15,158
Thermo Fisher Scientific Incorporated†	1,989	110,489
Waters Corporation†	465	40,409

		214,073

Pharmaceuticals: 3.15%
Abbott Laboratories«	7,882	386,612
Allergan Incorporated	1,556	110,507
Bristol-Myers Squibb Company	8,670	229,148
Eli Lilly & Company	5,188	182,462
Forest Laboratories Incorporated†	1,457	47,061
Johnson & Johnson	13,930	825,353
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

7

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
     VT INDEX ASSET ALLOCATION FUND

Security Name	Shares	Value
Pharmaceuticals (continued)
Merck & Company Incorporated	15,702	$518,323
Mylan Laboratories Incorporated†	2,226	50,463
Pfizer Incorporated	40,721	827,044
Watson Pharmaceuticals Incorporated†	640	35,846

		3,212,819

Industrials: 6.79%

Aerospace & Defense: 1.65%
Boeing Company«	3,750	277,238
General Dynamics Corporation«	1,898	145,311
Goodrich Corporation	639	54,654
Honeywell International Incorporated	3,993	238,422
Huntington Ingalls Industries Incorporated†	247	10,257
ITT Corporation	935	56,147
L-3 Communications Holdings Incorporated	576	45,107
Lockheed Martin Corporation	1,461	117,464
Northrop Grumman Corporation	1,483	92,999
Precision Castparts Corporation«	730	107,441
Raytheon Company«	1,831	93,143
Rockwell Collins Incorporated	789	51,151
United Technologies Corporation	4,688	396,839

		1,686,173

Air Freight & Logistics: 0.63%
C.H. Robinson Worldwide Incorporated«	845	62,640
Expeditors International of Washington Incorporated	1,080	54,151
FedEx Corporation	1,604	150,054
United Parcel Service Incorporated Class B	5,027	373,607

		640,452

Airlines: 0.05%
Southwest Airlines Company	3,807	48,082

Building Products: 0.02%
Masco Corporation«	1,823	25,376

Commercial Services & Supplies: 0.36%
Avery Dennison Corporation«	544	22,826
Cintas Corporation	643	19,464
Dun & Bradstreet Corporation	253	20,301
Equifax Incorporated«	625	24,281
Iron Mountain Incorporated	1,019	31,823
Pitney Bowes Incorporated	1,037	26,641
Republic Services Incorporated	1,564	46,983
Robert Half International Incorporated	745	22,797
RR Donnelley & Sons Company«	1,051	19,885
Stericycle Incorporated«†	434	38,483
Waste Management Incorporated«	2,421	90,400

		363,884

Construction & Engineering: 0.12%
Fluor Corporation	899	66,220
Jacobs Engineering Group Incorporated†	643	33,069
Quanta Services Incorporated«†	1,097	24,606

		123,895

Electrical Equipment: 0.33%
Emerson Electric Company	3,840	224,371
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

8

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
     VT INDEX ASSET ALLOCATION FUND

Security Name	Shares	Value
Electrical Equipment (continued)
Rockwell Automation Incorporated	724	$68,527
Roper Industries Incorporated	485	41,933

		334,831

Industrial Conglomerates: 1.54%
3M Company«	3,625	338,938
General Electric Company	54,081	1,084,324
Textron Incorporated	1,405	38,483
Tyco International Limited	2,412	107,985

		1,569,730

Machinery: 1.48%
Caterpillar Incorporated«	3,253	362,222
Cummins Incorporated	1,007	110,387
Danaher Corporation	2,753	142,881
Deere & Company	2,144	207,732
Dover Corporation«	950	62,453
Eaton Corporation	1,733	96,078
Flowserve Corporation	283	36,450
Illinois Tool Works Incorporated	2,538	136,341
Ingersoll-Rand plc«	1,678	81,064
Joy Global Incorporated«	533	52,666
Paccar Incorporated	1,860	97,371
Pall Corporation	588	33,875
Parker Hannifin Corporation«	824	78,016
Snap-On Incorporated	296	17,778

		1,515,314

Road & Rail: 0.52%
CSX Corporation«	1,886	148,240
Norfolk Southern Corporation	1,813	125,587
Ryder System Incorporated	260	13,156
Union Pacific Corporation	2,500	245,825

		532,808

Trading Companies & Distributors: 0.09%
Fastenal Company«	750	48,623
W.W. Grainger Incorporated	297	40,891

		89,514

Information Technology: 10.78%

Communications Equipment: 1.36%
American Tower Corporation Class A†	2,025	104,936
Cisco Systems Incorporated	28,155	482,858
F5 Networks Incorporated†	411	42,156
Harris Corporation	651	32,290
JDS Uniphase Corporation†	1,142	23,799
Juniper Networks Incorporated«†	2,724	114,626
Motorola Mobility Holdings Incorporated«†	1,498	36,551
Motorola Solutions Incorporated†	1,714	76,599
QUALCOMM Incorporated	8,371	458,982
Tellabs Incorporated	1,846	9,673

		1,382,470

Computers & Peripherals: 2.64%
Apple Incorporated†	4,692	1,634,927
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

9

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
     VT INDEX ASSET ALLOCATION FUND

Security Name	Shares	Value
Computers & Peripherals (continued)
Dell Incorporated†	8,553	$124,104
EMC Corporation«†	10,535	279,704
Hewlett-Packard Company	11,075	453,743
Lexmark International Incorporated†	400	14,816
NetApp Incorporated«†	1,873	90,241
SanDisk Corporation†	1,205	55,538
Western Digital Corporation†	1,179	43,965

		2,697,038

Electronic Equipment & Instruments: 0.35%
Agilent Technologies Incorporated«†	1,757	78,678
Amphenol Corporation Class A«	896	48,733
Corning Incorporated	7,974	164,504
FLIR Systems Incorporated«	812	28,103
Jabil Circuit Incorporated	998	20,389
Molex Incorporated	703	17,659

		358,066

Internet Software & Services: 1.10%
Akamai Technologies Incorporated«†	953	36,214
eBay Incorporated†	5,819	180,622
Google Incorporated Class A†	1,277	748,590
Monster Worldwide Incorporated«†	663	10,542
VeriSign Incorporated	883	31,973
Yahoo! Incorporated†	6,669	111,039

		1,118,980

IT Services: 1.57%
Automatic Data Processing Incorporated«	2,528	129,712
Cognizant Technology Solutions Corporation Class A†	1,549	126,089
Computer Sciences Corporation	789	38,448
Fidelity National Information Services Incorporated	1,356	44,328
Fiserv Incorporated†	743	46,601
International Business Machines Corporation	6,211	1,012,828
Paychex Incorporated	1,639	51,399
SAIC Incorporated«†	1,496	25,312
Teradata Corporation†	856	43,399
Total System Services Incorporated	827	14,903
Western Union Company	3,294	68,416

		1,601,435

Office Electronics: 0.07%
Xerox Corporation	7,127	75,903

Semiconductors & Semiconductor Equipment: 1.49%
Advanced Micro Devices Incorporated«†	2,931	25,207
Altera Corporation«	1,629	71,709
Analog Devices Incorporated«	1,525	60,055
Applied Materials Incorporated	6,719	104,951
Broadcom Corporation Class A	2,422	95,378
First Solar Incorporated«†	275	44,231
Intel Corporation	27,951	563,772
KLA-Tencor Corporation	851	40,312
Linear Technology Corporation	1,155	38,843
LSI Logic Corporation†	3,137	21,332
MEMC Electronic Materials Incorporated†	1,173	15,202
Microchip Technology Incorporated«	959	36,452
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

10

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
     VT INDEX ASSET ALLOCATION FUND

Security Name	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Micron Technology Incorporated†	4,368	$50,057
National Semiconductor Corporation	1,228	17,610
Novellus Systems Incorporated†	459	17,043
NVIDIA Corporation†	2,959	54,623
Teradyne Incorporated«†	944	16,813
Texas Instruments Incorporated«	5,969	206,289
Xilinx Incorporated«	1,329	43,591

		1,523,470

Software: 2.20%
Adobe Systems Incorporated†	2,577	85,453
Autodesk Incorporated«†	1,165	51,388
BMC Software Incorporated†	909	45,214
CA Incorporated	1,948	47,103
Citrix Systems Incorporated†	955	70,154
Compuware Corporation†	1,114	12,867
Electronic Arts Incorporated«†	1,702	33,240
Intuit Incorporated«†	1,386	73,597
Microsoft Corporation	37,659	955,032
Novell Incorporated†	1,790	10,615
Oracle Corporation	19,814	661,193
Red Hat Incorporated†	982	44,573
Salesforce.com Incorporated«†	602	80,415
Symantec Corporation†	3,887	72,065

		2,242,909

Materials: 2.23%

Chemicals: 1.29%
Air Products & Chemicals Incorporated	1,094	98,657
Airgas Incorporated	381	25,306
CF Industries Holdings Incorporated	363	49,655
Dow Chemical Company	5,948	224,537
E.I. du Pont de Nemours & Company	4,694	258,029
Eastman Chemical Company	360	35,755
Ecolab Incorporated	1,185	60,459
FMC Corporation	364	30,915
International Flavors & Fragrances Incorporated	408	25,418
Monsanto Company	2,733	197,487
PPG Industries Incorporated	817	77,787
Praxair Incorporated	1,544	156,870
Sherwin-Williams Company	453	38,047
Sigma-Aldrich Corporation«	621	39,520

		1,318,442

Construction Materials: 0.03%
Vulcan Materials Company«	657	29,959

Containers & Packaging: 0.10%
Ball Corporation	861	30,867
Bemis Company Incorporated«	545	17,881
Owens-Illinois Incorporated«†	833	25,148
Sealed Air Corporation	811	21,621

		95,517

Metals & Mining: 0.72%
AK Steel Holding Corporation	561	8,853
Alcoa Incorporated«	5,412	95,522
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

11

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
     VT INDEX ASSET ALLOCATION FUND

Security Name	Shares	Value
Metals & Mining (continued)
Allegheny Technologies Incorporated«	502	$33,995
Cliffs Natural Resources Incorporated«	689	67,715
Freeport-McMoRan Copper & Gold Incorporated Class B«	4,820	267,751
Newmont Mining Corporation	2,512	137,105
Nucor Corporation	1,608	74,000
Titanium Metals Corporation†	458	8,510
United States Steel Corporation	732	39,484

		732,935

Paper & Forest Products: 0.09%
International Paper Company	2,239	67,573
MeadWestvaco Corporation	857	25,993

		93,566

Telecommunication Services: 1.73%

Diversified Telecommunication Services: 1.64%
AT&T Incorporated	30,107	921,274
CenturyTel Incorporated	1,556	64,652
Frontier Communications Corporation«	5,061	41,601
Qwest Communications International Incorporated	8,875	60,616
Verizon Communications Incorporated	14,403	555,092
Windstream Corporation	2,568	33,050

		1,676,285

Wireless Telecommunication Services: 0.09%
MetroPCS Communications Incorporated«†	1,344	21,827
Sprint Nextel Corporation†	15,230	70,667

		92,494

Utilities: 1.92%

Electric Utilities: 1.09%
American Electric Power Company Incorporated	2,448	86,023
Consolidated Edison Incorporated«	1,487	75,421
Duke Energy Corporation«	6,769	122,857
Edison International	1,659	60,703
Entergy Corporation	911	61,228
Exelon Corporation	3,370	138,979
FirstEnergy Corporation	2,130	79,002
Nextera Energy Incorporated	2,143	118,122
Northeast Utilities	898	31,071
Pepco Holdings Incorporated	1,146	21,373
Pinnacle West Capital Corporation	554	23,706
PPL Corporation«	2,467	62,415
Progress Energy Incorporated	1,495	68,979
The Southern Company	4,306	164,102

		1,113,981

Gas Utilities: 0.05%
Nicor Incorporated	231	12,405
ONEOK Incorporated	545	36,450

		48,855

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

12

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
     VT INDEX ASSET ALLOCATION FUND

Security Name	Shares	Value
Independent Power Producers & Energy Traders: 0.10%
AES Corporation†	3,372	$43,836
Constellation Energy Group Incorporated	1,017	31,659
NRG Energy Incorporated†	1,260	27,140

		102,635

Multi-Utilities: 0.68%
Ameren Corporation	1,225	34,377
CenterPoint Energy Incorporated	2,163	37,982
CMS Energy Corporation	1,284	25,218
Dominion Resources Incorporated«	2,958	132,223
DTE Energy Company«	863	42,252
Integrys Energy Group Incorporated	397	20,052
NiSource Incorporated«	1,422	27,274
PG&E Corporation	2,018	89,155
Public Service Enterprise Group Incorporated	2,577	81,201
SCANA Corporation	579	22,795
Sempra Energy	1,224	65,484
TECO Energy Incorporated	1,094	20,523
Wisconsin Energy Corporation	1,190	36,295
Xcel Energy Incorporated	2,458	58,722

		693,553

Total Common Stocks (Cost $50,322,635)		61,510,630

	Interest Rate	Maturity Date	Principal
US Treasury Securities: 33.09%

US Treasury Bonds: 33.09%
US Treasury Bond	3.50%	02/15/2039	$2,011,000	1,686,099
US Treasury Bond	3.88%	08/15/2040	3,523,000	3,152,535
US Treasury Bond	4.25%	05/15/2039	2,591,000	2,485,336
US Treasury Bond	4.25%	11/15/2040	3,536,000	3,381,852
US Treasury Bond	4.38%	02/15/2038	1,224,000	1,203,919
US Treasury Bond	4.38%	11/15/2039	3,477,000	3,401,483
US Treasury Bond	4.38%	05/15/2040	3,535,000	3,456,028
US Treasury Bond	4.50%	02/15/2036	1,996,000	2,015,337
US Treasury Bond	4.50%	05/15/2038	1,557,000	1,561,623
US Treasury Bond	4.50%	08/15/2039	2,893,000	2,892,098
US Treasury Bond	4.63%	02/15/2040	3,465,000	3,533,219
US Treasury Bond	4.75%	02/15/2037	1,146,000	1,199,540
US Treasury Bond	4.75%	02/15/2041	2,413,000	2,508,012
US Treasury Bond	5.00%	05/15/2037	1,185,000	1,287,576

Total US Treasury Securities (Cost $35,164,807)				33,764,657

Short-Term Investments: 16.77%

Corporate Bonds & Notes: 0.99%
Gryphon Funding Limited(a)(i)(v)	0.00%	08/05/2011	441,090	182,479
VFNC Corporation(a)††(i)(v)±	0.26%	09/29/2011	1,372,752	823,651

				1,006,130

	Yield		Shares
Investment Companies: 12.83%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.12%		3,097,892	3,097,892
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

13

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
     VT INDEX ASSET ALLOCATION FUND

Security Name		Yield		Shares	Value
Investment Companies (continued)
Wells Fargo Securities Lending Cash Investments, LLC(l)(u)(v)		0.24%		9,998,582	$9,998,582

					13,096,474

		Interest Rate	Maturity Date	Principal
US Treasury Bills: 2.95%
US Treasury Bill#^		0.15	05/05/2011	$1,450,000	1,449,936
US Treasury Bill#^		0.15	08/04/2011	1,560,000	1,559,404

					3,009,340

Total Short-Term Investments (Cost $16,683,796)					17,111,944

Total Investments in Securities (Cost $102,171,238)*	110.13%				112,387,231

Other Assets and Liabilities, Net	(10.13)				(10,336,920)

Total Net Assets	100.00%				$102,050,311

#	Security pledged as collateral for futures transactions.

«	All or a portion of this security is on loan.

†	Non-income earning securities.

(l)	Investment in an affiliate. The total cost of affiliated investments is $14,220,137.

(u)	Rate shown is the 7-day annualized yield at period end.

^	Zero coupon security. Rate represents yield to maturity.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security

(v)	Security represents investment of cash collateral received from securities on loan.

±	Variable rate investments.

Cost for federal income tax purposes is $104,339,211 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$15,808,867
Gross unrealized depreciation	(7,760,847)

* Net unrealized appreciation	$8,048,020
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

14

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
NOTES TO PORTFOLIO OF INVESTMENT
The Fund’s portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Fund’s shareholders. For more information regarding the Fund and its holdings, please see the Fund’s most recent prospectus and annual report.
Security valuation
Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Valuation Procedures.
Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Trust’s Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.
Debt securities of sufficient credit quality with original maturities of 60 days or less and any collateral received from securities lending invested in securities generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.
Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.
The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.
Security loans
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.
The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.
In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating Funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various participating Funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Funds recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating Fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating Fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating Fund’s percentage ownership of the joint account as of such date.
Future contracts
The Fund may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.
Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As of March 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:
VT Index Asset Allocation Fund

Equity Securities
Common stocks	$61,510,630	$0	$0	$61,510,630
U.S. treasury securities	33,764,657	0	0	33,764,657
Short term investments
Corporate bonds and notes	0	0	1,006,130	1,006,130
Investment companies	3,097,892	9,998,582	0	13,096,474
U.S. treasury bills	0	3,009,340	0	3,009,340

Total	$98,373,179	$13,007,922	$1,006,130	$112,387,231
As of March 31, 2011, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value were as follows:

Significant
		Other	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs
Futures contracts	(Level 1)	(Level 2 )	(Level 3 )	Total
	$183,321	$0	$0	$183,321

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
VT Index Asset Allocation Fund

Corporate
bonds and notes
Balance as of December 31, 2010
Accrued discounts (premiums)	$967,562
Realized gains or losses	0
Change in unrealized gains or losses	76,418

Purchases	0
Sales	(37,850)
Transfers into Level 3	0
Transfers out of Level 3	0
Transfers in from acquisitions	0
Balance as of March 31, 2011	1,006,130

Change in unrealized gains or losses included in earnings relating to securities still held at March 31, 2011	$58,218
DERIVATIVE TRANSACTIONS
During the three months ended March 31, 2011, the Fund entered into futures contracts for hedging purposes.
At March 31, 2011, the Fund had long and short futures contracts outstanding as follows:

					Net
			Initial	Value	Unrealized
Expiration			Contract	at	Gains
Date	Contracts	Type	Amount	March 31, 2011	(Losses)
June 2011	212 Short	30-Year U.S. Treasury Bonds	$25,291,313	$25,479,750	$(188,437)
June 2011	10 Long	30-Year U.S. Treasury Bonds	1,199,992	1,201,875	1,883
June 2011	82 Long	S&P 500 Index	26,710,625	27,080,500	369,875
The Fund had an average contract amount of $25,852,523 and $25,946,798 in long and short futures contracts, respectively, during the three months ended March 31, 2011.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

VT INTERNATIONAL EQUITY FUND

Security Name	Shares	Value
Common Stocks: 93.09%

Argentina: 0.62%
Irsa Inversiones y Representaciones SA ADR (Financials, Real Estate Management & Development)	131,395	$1,821,135

Australia: 2.98%
AMP Limited (Financials, Insurance)	194,035	1,089,801
Commonwealth Bank of Australia (Financials, Commercial Banks)	37,175	2,014,882
Macquarie Group Limited (Financials, Capital Markets)	33,638	1,273,440
Newcrest Mining Limited (Materials, Metals & Mining)	62,158	2,560,152
Westpac Banking Corporation (Financials, Commercial Banks)	72,712	1,829,850

		8,768,125

Belgium: 0.60%
Anheuser-Busch InBev NV (Consumer Staples, Beverages)	30,939	1,762,419

Brazil: 0.44%
Banco Bradesco SA ADR (Financials, Commercial Banks)«	62,860	1,304,345

Canada: 5.10%
Brookfield Asset Management Incorporated (Financials, Real Estate Management & Development)	113,030	3,668,954
Canadian Natural Resources Limited (Energy, Oil, Gas & Consumable Fuels)	76,023	3,759,198
EnCana Corporation (Energy, Oil, Gas & Consumable Fuels)	33,413	1,155,583
Goldcorp Incorporated (Materials, Metals & Mining)	30,813	1,536,359
Suncor Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	52,744	2,365,456
Teck Cominco Incorporated Limited (Materials, Metals & Mining)	47,749	2,531,017

		15,016,567

China: 5.17%
Baidu.com Incorporated ADR (Information Technology, Internet Software & Services)†	10,499	1,446,867
China Infrastructure Machinery Holdings Limited (Industrials, Machinery)	1,794,000	1,261,569
China Mobile Limited ADR (Telecommunication Services, Wireless Telecommunication Services)«	21,401	989,582
Ctrip.com International Limited ADR (Consumer Discretionary, Specialty Retail)«†	20,921	868,012
Netease.com Incorporated ADR (Information Technology, Internet Software & Services)†	29,351	1,453,168
Sina Corporation (Information Technology, Internet Software & Services)«†	47,412	5,074,980
Shanghai Electric Group company Limited (Industrials, Electrical Equipment)	3,286,000	1,643,306
Tencent Holdings Limited (Information Technology, Internet Software & Services)	51,000	1,242,455
ZTE Corporation (Telecommunication Services, Wireless Telecommunication Services)	268,000	1,247,225

		15,227,164

Denmark: 1.14%
A.P. Moller-Maersk A/S Class B (Industrials, Marine)	144	1,354,550
Carlsberg A/S (Consumer Staples, Beverages)	18,593	2,002,002

		3,356,552

France: 10.76%
Alstom RGPT (Industrials, Machinery)	31,242	1,847,422
BNP Paribas SA (Financials, Commercial Banks)	40,716	2,978,036
Carrefour SA (Consumer Staples, Food & Staples Retailing)	32,440	1,436,226
Compagnie de Saint-Gobain (Industrials, Building Products)	43,387	2,656,590
France Telecom SA (Telecommunication Services, Diversified Telecommunication Services)	106,509	2,386,432
Groupe Danone (Consumer Staples, Food Products)	25,294	1,652,351
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	17,037	2,696,977
Pernod-Ricard (Consumer Staples, Beverages)	24,388	2,277,679
Peugeot SA (Consumer Discretionary, Automobiles)	33,317	1,316,405
Pinault-Printempts-Redoute SA (Consumer Discretionary, Multiline Retail)	12,622	1,934,575
Publicis Groupe (Consumer Discretionary, Media)	27,713	1,554,302
Sanofi-Aventis SA (Health Care, Pharmaceuticals)	24,149	1,693,230
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

VT INTERNATIONAL EQUITY FUND

Security Name	Shares	Value
France (continued)
Societe Generale (Financials, Commercial Banks)	40,448	$2,628,254
Technip SA (Energy, Energy Equipment & Services)	27,040	2,883,661
Total SA (Energy, Oil, Gas & Consumable Fuels)	28,656	1,744,457

		31,686,597

Germany: 9.34%
Allianz AG (Financials, Insurance)	22,803	3,200,293
BASF SE (Materials, Chemicals)	26,890	2,325,761
Bayer AG (Health Care, Pharmaceuticals)	41,407	3,206,383
Daimler AG (Consumer Discretionary, Automobiles)	42,397	2,995,237
Deutsche Boerse AG (Financials, Diversified Financial Services)	16,326	1,238,997
Fresenius SE & Company KGa (Health Care, Health Care Equipment & Supplies)	40,232	3,721,484
Hochtief AG (Industrials, Construction & Engineering)	17,258	1,856,364
Metro AG (Consumer Staples, Food & Staples Retailing)	24,223	1,655,164
Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance)	12,044	1,894,631
SAP AG (Information Technology, Software)	35,704	2,185,907
Siemens AG (Industrials, Industrial Conglomerates)	23,545	3,227,015

		27,507,236

Israel: 0.44%
Teva Pharmaceutical Industries Limited ADR (Health Care, Pharmaceuticals)	26,095	1,309,186

Italy: 0.57%
Intesa Sanpaolo (Financials, Commercial Banks)	571,108	1,689,973

Japan: 11.55%
Canon Incorporated (Information Technology, Office Electronics)	42,900	1,867,011
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	884,000	3,496,466
JFE Holdings Incorporated (Materials, Metals & Mining)	40,200	1,176,326
Komatsu Limited (Industrials, Machinery)	103,300	3,508,325
Makita Corporation (Industrials, Machinery)	63,400	2,949,723
Mitsubishi UFJ Financial Group Incorporated (Financials, Commercial Banks)	410,100	1,893,224
Nintendo Company Limited (Information Technology, Software)	4,400	1,188,603
NKSJ Holdings Incorporated (Financials, Insurance)	165,000	1,077,122
Nomura Holdings Incorporated (Financials, Capital Markets)	274,200	1,433,962
Sumitomo Heavy Industries Limited (Industrials, Machinery)	659,000	4,301,960
Sumitomo Mitsui Financial Group Incorporated (Financials, Commercial Banks)	23,800	739,923
TDK Corporation (Information Technology, Electronic Equipment & Instruments)	16,500	974,964
Tokyo Electron Limited (Information Technology, Semiconductors & Semiconductor Equipment)	19,700	1,085,892
Toshiba Corporation (Information Technology, Computers & Peripherals)	162,000	792,667
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	135,000	5,437,004
Yahoo! Japan Corporation (Information Technology, Internet Software & Services)	5,792	2,072,252

		33,995,424

Luxembourg: 0.22%
ArcelorMittal (Materials, Metals & Mining)	18,239	659,778

Netherlands: 6.09%
ASML Holding NV (Information Technology, Semiconductors & Semiconductor Equipment)	38,795	1,709,886
ING Groep NV (Financials, Diversified Financial Services)	173,238	2,192,675
Koninklijke Philips Electronics NV (Materials, Chemicals)	34,725	1,109,982
New World Resources NV (Materials, Metals & Mining)	107,567	1,768,729
Nielsen Holdings NV (Industrials, Professional Services)«†	14,700	401,457
Randstad Holdings NV (Industrials, Commercial Services & Supplies)	82,787	4,610,900
Unilever NV (Consumer Staples, Food Products)	68,851	2,158,860
USG People NV (Industrials, Commercial Services & Supplies)	191,920	3,971,038

		17,923,527

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

VT INTERNATIONAL EQUITY FUND

Security Name	Shares	Value
Norway: 0.50%
Telenor ASA (Telecommunication Services, Diversified Telecommunication Services)	89,713	1,476,223

Singapore: 0.42%
DBS Group Holdings Limited (Financials, Commercial Banks)	107,000	1,242,745

South Korea: 1.46%
Hyundai Motor Company Limited (Consumer Discretionary, Automobiles)	11,856	2,194,054
Samsung Electronics Company Limited (Consumer Discretionary, Specialty Retail)	2,459	2,089,237

		4,283,291

Spain: 4.66%
Banco Bilbao Vizcaya Argentaria SA (Financials, Commercial Banks)	186,437	2,261,974
Banco Santander Central Hispano SA (Financials, Commercial Banks)	208,956	2,425,916
Industria de Diseno Textil SA (Consumer Discretionary, Specialty Retail)	18,629	1,494,825
International Consolidated Airlines Group SA (Industrials, Airlines)†	311,406	1,133,995
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	130,194	4,460,550
Telefonica SA (Telecommunication Services, Diversified Telecommunication Services)	77,568	1,941,902

		13,719,162

Switzerland: 8.55%
ABB Limited (Industrials, Electrical Equipment)	57,349	1,377,375
Compagnie Financiere Richemont SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	33,304	1,923,546
Credit Suisse Group (Financials, Capital Markets)	83,989	3,568,961
Nestle SA (Consumer Staples, Food Products)	85,765	4,916,197
Novartis AG (Health Care, Pharmaceuticals)	57,952	3,143,352
Roche Holdings AG (Health Care, Pharmaceuticals)	11,520	1,645,535
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	6,063	2,680,658
UBS AG (Financials, Capital Markets)	157,634	2,828,316
Zurich Financial Services AG (Financials, Insurance)	11,029	3,087,159

		25,171,099

United Kingdom: 22.25%
Anglo American plc (Materials, Metals & Mining)	39,170	2,015,166
Antofagasta plc (Materials, Metals & Mining)	145,000	3,165,807
Ashtead Group plc (Industrials, Trading Companies & Distributors)	843,721	2,685,337
Barclays plc (Financials, Commercial Banks)	872,727	3,885,777
BG Group plc (Health Care, Health Care Providers & Services)	109,102	2,714,581
BHP Billiton plc (Materials, Metals & Mining)	116,176	4,584,688
BP plc (Energy, Oil, Gas & Consumable Fuels)	223,943	1,630,991
Burberry Group plc (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	116,891	2,201,443
Cookson Group plc (Utilities, Multi-Utilities)	126,401	1,398,116
Diageo plc (Consumer Staples, Beverages)	39,253	755,535
Experian Group Limited (Financials, Diversified Financial Services)	107,998	1,337,492
Game Group plc (Consumer Discretionary, Specialty Retail)	1,359,911	1,232,586
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	129,495	2,471,017
Hays plc (Industrials, Commercial Services & Supplies)	790,017	1,473,922
HSBC Holdings plc (Financials, Commercial Banks)	474,984	4,884,221
Intercontinental Hotels Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	73,343	1,503,654
Intertek Group plc (Industrials, Commercial Services & Supplies)	39,589	1,291,766
Kingfisher plc (Consumer Discretionary, Specialty Retail)	238,921	942,478
Lloyds TSB Group plc (Financials, Commercial Banks)†	2,271,459	2,116,726
Persimmon plc (Consumer Discretionary, Household Durables)	238,860	1,705,147
Rio Tinto plc (Materials, Metals & Mining)	61,136	4,294,674
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)	118,601	4,307,478
Standard Chartered plc (Financials, Commercial Banks)	69,784	1,810,190
Travis Perkins plc (Industrials, Trading Companies & Distributors)	142,740	2,326,471
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)	1,340,553	3,795,657
WPP plc (Consumer Discretionary, Media)	123,201	1,518,855
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

VT INTERNATIONAL EQUITY FUND

Security Name			Shares	Value
United Kingdom (continued)
Xstrata plc (Materials, Metals & Mining)			147,564	$3,449,040

				65,498,815

United States: 0.23%
Monster Worldwide Incorporated (Information Technology, Internet Software & Services)«†			41,988	667,609

Total Common Stocks (Cost $213,228,932)				274,086,972

Investment Companies: 2.45%
iShares MSCI China Exchange Traded Fund			59,979	3,604,138
Vanguard MSCI EAFE Exchange Traded Fund			96,663	3,606,497

Total Investment Companies (Cost $7,232,844)				7,210,635

Short-Term Investments: 8.00%
		Yield
Investment Companies: 8.00%
Wells Fargo Advantage Cash Investment Money Market Fund (l)(u)		0.12%	5,307,500	5,307,500
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)		0.24%	18,231,050	18,231,050

Total Short-Term Investments (Cost $23,538,550)				23,538,550

Total Investments in Securities (Cost $244,000,326)*	103.54%			$304,836,157

Other Assets and Liabilities, Net	(3.54)			(10,417,956)

Total Net Assets	100.00%			$294,418,201

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

†	Non-income earning securities.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $246,376,591 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$60,795,545
Gross unrealized depreciation	(2,335,979)

Net unrealized appreciation	$58,459,566
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
NOTES TO PORTFOLIO OF INVESTMENT
The Fund’s portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Fund’s shareholders. For more information regarding the Fund and its holdings, please see the Fund’s most recent prospectus and annual report.
Securities valuation
Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Valuation Procedures.
Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.
Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.
Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.
The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.
The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.
Forward foreign currency contracts
The Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.
Security loans
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As of March 31, 2011 inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

		Significant Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Equity securities
Common stocks	$274,086,972	$0	$0	$274,086,972
Investment companies	7,210,635	0	0	7,210,635
Short-term investments
Investment companies	5,307,500	18,231,050	0	23,538,550

	$286,605,107	$18,231,050	$0	$304,836,157

As of March 31, 2011, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

		Significant Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Other financial instruments	(Level 1)	(Level 2)	(Level 3)	Total

Forward foreign currency contracts	$9,703	0	0	$9,703
For the three months ended March 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.
DERIVATIVE TRANSACTIONS
During the three months ended March 31, 2011, the Fund entered into forward foreign currency exchange contracts for hedging purposes.
At March 31, 2011, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Contracts to Buy:

					Net Unrealized
Exchange		Contracts to	U.S. Value at	In Exchange	Gains
Date	Counterparty	Receive	March 31, 2011	for U.S. $	(Losses)

05/09/2011	Barclays	4,475,400 GBP	$7,176,532	$7,213,226	$(36,694)
Forward Foreign Currency Contracts to Sell:

					Net Unrealized
Exchange		Contracts to	U.S. Value at	In Exchange	Gains
Date	Counterparty	Deliver	March 31, 2011	for U.S. $	(Losses)

05/09/2011	Barclays	6,828,000 EUR	$9,670,312	$9,295,571	$(374,741)
05/09/2011	Barclays	4,475,400 GBP	7,176,532	7,217,097	40,565
06/20/2011	JPMorgan	580,878,000 JPY	6,986,768	7,367,341	380,573
The Fund had average market values of $1,122,057 and $11,420,580 in forward foreign currency exchange contracts to buy and forward foreign currency exchange contracts to sell, respectively, during the three months ended March 31, 2011.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
     VT INTRINSIC VALUE FUND

Security Name	Shares	Value
Common Stocks: 95.31%

Consumer Discretionary: 11.15%

Media: 2.32%
Time Warner Incorporated	40,500	$1,445,850

Multiline Retail: 3.69%
JCPenney Company Incorporated	23,000	825,930
Nordstrom Incorporated«	33,000	1,481,040

		2,306,970

Specialty Retail: 2.67%
Home Depot Incorporated«	45,000	1,667,700

Textiles, Apparel & Luxury Goods: 2.47%
Polo Ralph Lauren Corporation	12,500	1,545,625

Consumer Staples: 10.82%

Beverages: 2.26%
Diageo plc ADR«	18,500	1,410,070

Food & Staples Retailing: 1.80%
Safeway Incorporated	47,700	1,122,858

Food Products: 6.76%
H.J. Heinz Company«	27,000	1,318,140
The Hershey Company«	29,000	1,576,150
Unilever NV«	42,500	1,332,800

		4,227,090

Energy: 8.94%

Energy Equipment & Services: 1.90%
Weatherford International Limited†	52,500	1,186,500

Oil, Gas & Consumable Fuels: 7.04%
ConocoPhillips	21,000	1,677,060
Hess Corporation	20,500	1,746,805
QEP Resources Incorporated	24,000	972,960

		4,396,825

Financials: 16.36%

Capital Markets: 3.79%
Charles Schwab Corporation«	46,900	845,607
Northern Trust Corporation«	30,000	1,522,500

		2,368,107

Commercial Banks: 8.27%
Banco Santander Central Hispano SA ADR«	121,000	1,418,120
East West Bancorp Incorporated«	37,000	812,520
M&T Bank Corporation«	16,000	1,415,520
Zions Bancorporation«	66,000	1,521,960

		5,168,120

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
     VT INTRINSIC VALUE FUND

Security Name	Shares	Value
Diversified Financial Services: 4.30%
Bank of America Corporation	87,100	$1,161,043
JPMorgan Chase & Company	33,000	1,521,300

		2,682,343

Health Care: 9.54%

Health Care Equipment & Supplies: 5.00%
Baxter International Incorporated	26,800	1,441,036
Hospira Incorporated†	30,500	1,683,600

		3,124,636

Pharmaceuticals: 4.54%
Abbott Laboratories«	32,000	1,569,600
Eli Lilly & Company	36,000	1,266,120

		2,835,720

Industrials: 10.52%

Aerospace & Defense: 5.42%
Boeing Company«	21,700	1,604,281
Huntington Ingalls Industries Incorporated†	4,250	176,375
Northrop Grumman Corporation	25,500	1,599,105

		3,379,761

Machinery: 5.11%
Deere & Company	19,000	1,840,910
SPX Corporation«	17,000	1,349,630

		3,190,540

Information Technology: 19.63%

Computers & Peripherals: 5.78%
Apple Incorporated†	4,800	1,672,560
EMC Corporation†«	73,000	1,938,150

		3,610,710

Internet Software & Services: 2.51%
eBay Incorporated†	50,500	1,567,520

IT Services: 3.55%
International Business Machines Corporation	13,600	2,217,752

Semiconductors & Semiconductor Equipment: 2.30%
Texas Instruments Incorporated	41,500	1,434,240

Software: 5.49%
Intuit Incorporated†«	28,800	1,529,280
Oracle Corporation	57,000	1,902,090

		3,431,370

Materials: 2.51%

Chemicals: 2.51%
Dow Chemical Company	41,500	1,566,625

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
     VT INTRINSIC VALUE FUND

Security Name	Shares	Value
Telecommunication Services: 2.16%

Wireless Telecommunication Services: 2.16%
Vodafone Group plc ADR	47,000	$1,351,250

Utilities: 3.68%

Electric Utilities: 2.42%
Nextera Energy Incorporated	27,500	1,515,800

Gas Utilities: 1.26%
Questar Corporation	45,000	785,250

Total Common Stocks (Cost $48,743,538)		59,539,232

		Interest Rate	Maturity Date	Principal
Short-Term Investments: 35.98%

Corporate Bonds & Notes: 0.07%
Gryphon Funding Limited(a)(i)(v)		0.00%	08/05/2011	$35,715	14,775
VFNC Corporation(a)††(i)(v)±		0.26	09/29/2011	47,095	28,257

					43,032

		Yield		Shares
Investment Companies: 35.91%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)		0.12%		2,880,763	2,880,763
Wells Fargo Securities Lending Cash Investments LLC(v)(l)(u)		0.24		19,551,888	19,551,888

					22,432,651

Total Short-Term Investments (Cost $22,457,272)					22,475,683

Total Investments in Securities (Cost $71,200,810)*	131.29%				82,014,915

Other Assets and Liabilities, Net	(31.29)				(19,547,710)

Total Net Assets	100.00%				$62,467,205

†	Non-income earning securities.

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

±	Variable rate investments.

*	Cost for federal income tax purposes is $71,283,447 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$12,149,318
Gross unrealized depreciation	(1,417,850)

Net unrealized appreciation	$10,731,468
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

VT INTRINSIC VALUE FUND

NOTES TO PORTFOLIOS OF INVESTMENTS — MARCH 31, 2011 (UNAUDITED)
The Fund’s portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Fund’s shareholders. For more information regarding the Fund and its holdings, please see the Fund’s most recent prospectus and annual report.
Securities valuation
Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Valuation Procedures.
Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.
Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.
The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.
Security loans
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.
The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As of March 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

		Significant Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Equity securities
Common stocks	$59,539,232	$0	$0	$59,539,232
Short-term investments
Corporate bonds and notes	0	0	43,032	43,032
Investment companies	2,880,763	19,551,888	0	22,432,651

	$62,419,995	$19,551,888	$43,032	$82,014,915

For the three months ended March 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate bonds
and notes
Balance as of December 31, 2010	$41,745
Accrued discounts (premiums)	0
Realized gains (losses)	3,054
Change in unrealized gains (losses)	0
Purchases
Sales	(1,767)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of March 31, 2011	$43,032

Change in unrealized gains (losses) relating to securities still held at March 31, 2011	$2,152

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
VT OMEGA GROWTH FUND

Security Name	Shares	Value
Common Stocks: 100.40%

Consumer Discretionary: 13.83%

Auto Components: 3.74%
BorgWarner Incorporated†«	24,900	$1,984,281
Johnson Controls Incorporated«	46,900	1,949,633
TRW Automotive Holdings Corporation†	26,705	1,470,911

		5,404,825

Automobiles: 0.89%
Daimler AG	18,200	1,288,378

Hotels, Restaurants & Leisure: 1.37%
Starbucks Corporation	53,522	1,977,638

Internet & Catalog Retail: 3.66%
Amazon.com Incorporated†	14,200	2,557,846
Priceline.com Incorporated†	5,400	2,734,776

		5,292,622

Media: 0.12%
National CineMedia Incorporated	9,603	176,042

Multiline Retail: 1.28%
Macy’s Incorporated	75,900	1,841,334

Specialty Retail: 2.77%
Dick’s Sporting Goods Incorporated†«	53,100	2,122,938
Williams-Sonoma Incorporated	46,500	1,883,250

		4,006,188

Energy: 11.07%

Energy Equipment & Services: 3.10%
Complete Production Services Incorporated†«	51,700	1,644,577
Halliburton Company	56,900	2,835,896

		4,480,473

Oil, Gas & Consumable Fuels: 7.97%
Brigham Exploration Company†«	60,300	2,241,954
Concho Resources Incorporated†	15,544	1,667,871
Hess Corporation	21,000	1,789,410
Newfield Exploration Company†«	37,651	2,861,853
Pioneer Natural Resources Company	17,700	1,803,984
SandRidge Energy Incorporated†	89,700	1,148,160

		11,513,232

Financials: 3.06%

Capital Markets: 2.11%
INVESCO Limited	56,200	1,436,472
TD Ameritrade Holding Corporation	77,100	1,609,077

		3,045,549

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
VT OMEGA GROWTH FUND

Security Name	Shares	Value
Commercial Banks: 0.95%
Itau Unibanco Holding SA ADS	57,200	$1,375,660

Health Care: 13.82%

Biotechnology: 1.70%
Alexion Pharmaceuticals Incorporated†«	24,846	2,451,803

Health Care Equipment & Supplies: 4.80%
Alere Incorporated†«	48,300	1,890,462
Sirona Dental Systems Incorporated†	42,414	2,127,486
Varian Medical Systems Incorporated†«	21,500	1,454,260
Volcano Corporation†«	57,300	1,466,880

		6,939,088

Health Care Providers & Services: 4.52%
Express Scripts Incorporated†	36,500	2,029,765
HealthSpring Incorporated†	62,701	2,343,136
Laboratory Corporation of America Holdings†«	23,500	2,165,055

		6,537,956

Health Care Technology: 1.70%
Cerner Corporation†«	22,100	2,457,520

Life Sciences Tools & Services: 1.10%
Bruker Corporation†«	76,100	1,586,685

Industrials: 22.70%
Aerospace & Defense: 4.54%
Embraer SA«	56,500	1,904,050
Precision Castparts Corporation«	12,800	1,883,904
TransDign Group Incorporated†	33,000	2,766,390

		6,554,344

Electrical Equipment: 1.08%
EnerSys†	39,300	1,562,175

Industrial Conglomerates: 1.65%
General Electric Company	118,600	2,377,930

Machinery: 7.95%
AGCO Corporation†«	46,600	2,561,602
Cummins Incorporated	19,664	2,155,568
Eaton Corporation	48,700	2,699,928
Parker Hannifin Corporation	27,600	2,613,168
WABCO Holdings Incorporated†	23,700	1,460,868

		11,491,134

Professional Services: 1.63%
Manpower Incorporated	37,500	2,358,000

Road & Rail: 4.15%
Hertz Global Holdings Incorporated†«	183,900	2,874,357
Kansas City Southern†	57,400	3,125,430

		5,999,787

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
VT OMEGA GROWTH FUND

Security Name	Shares	Value
Trading Companies & Distributors: 1.70%
Wesco International Incorporated†«	39,300	$2,456,250

Information Technology: 31.63%

Communications Equipment: 3.22%
Ciena Corporation†	56,900	1,477,124
Finisar Corporation†«	43,670	1,074,282
Juniper Networks Incorporated†«	50,100	2,108,208

		4,659,614

Computers & Peripherals: 6.77%
Apple Incorporated†	21,300	7,421,984
EMC Corporation†	88,800	2,357,640

		9,779,624

Electronic Equipment & Instruments: 1.51%
TE Connectivity Limited	62,800	2,186,696

Internet Software & Services: 1.19%
LogMeIn Incorporated†«	40,731	1,717,219

IT Services: 1.48%
Gartner Incorporated†	51,419	2,142,630

Semiconductors & Semiconductor Equipment: 4.22%
Atmel Corporation†	93,600	1,275,768
Micron Technology Incorporated†	170,000	1,948,200
NetLogic Microsystems Incorporated†«	68,390	2,873,748

		6,097,716

Software: 13.24%
Citrix Systems Incorporated†	31,500	2,313,990
Concur Technologies Incorporated†«	28,600	1,585,870
Oracle Corporation	117,200	3,910,964
Qlik Technologies Incorporated†	59,600	1,549,600
Reald Incorporated†«	56,716	1,551,750
Red Hat Incorporated†	39,900	1,811,061
Salesforce.com Incorporated†«	15,500	2,070,490
SuccessFactors Incorporated†«	48,017	1,876,985
TIBCO Software Incorporated†«	90,400	2,463,400

		19,134,110

Materials: 2.48%

Chemicals: 1.01%
Airgas Incorporated	21,900	1,454,598

Containers & Packaging: 1.47%
Crown Holdings Incorporated†	55,200	2,129,616

Telecommunication Services: 1.81%

Wireless Telecommunication Services: 1.81%
American Tower Corporation Class A†	32,300	1,673,786
NII Holdings Incorporated†	22,598	941,659

		2,615,445

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
VT OMEGA GROWTH FUND

Security Name		Interest Rate	Maturity Date	Principal	Value
Total Common Stocks (Cost $113,467,080)					$145,091,881

Short-Term Investments: 26.63%

Corporate Bonds and Notes: 0.17%
Gryphon Funding Limited(a)(i)(v)		0.00%	08/05/2011	$204,495	$84,600
VFNC Corporation(a)(i)(v)±††		0.26	09/29/2011	269,653	161,792

					246,392

		Yield		Shares
Investment Companies: 26.46%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)		0.12		81,499	81,499
Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)		0.24		38,161,018	38,161,018

					38,242,517

Total Short-Term Investments (Cost $38,383,490)					38,488,909

Total Investments in Securities (Cost $151,850,570)*	127.03%				183,580,790

Other Assets and Liabilities, Net	(27.03)				(39,063,368)

Total Net Assets	100.00%				$144,517,422

«	All or a portion of this security is on loan.

†	Non-income earning securities.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

(v)	Security represents investment of cash collateral received from securities on loan.

±	Variable rate investments.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $151,995,944 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$31,860,125
Gross unrealized depreciation	(275,279)

Net unrealized appreciation	$31,584,846
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
VT OMEGA GROWTH FUND
NOTES TO PORTFOLIOS OF INVESTMENTS — MARCH 31, 2011 (UNAUDITED)
The Fund’s portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Fund’s shareholders. For more information regarding the Fund and its holdings, please see the Fund’s most recent prospectus and annual report.
Securities valuation
Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Valuation Procedures.
Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.
Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.
The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.
Security loans
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.
The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As of March 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

		Significant Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Equity securities
Common stocks	$145,091,881	$0	$0	$145,091,881
Short-term investments
Corporate bonds and notes	0	0	246,392	246,392
Investment companies	81,499	38,161,018	0	38,242,517

	$145,173,380	$38,161,018	$246,392	$183,580,790

For the three months ended March 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate bonds
and notes
Balance as of December 31, 2010	$239,022
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	17,490
Purchases	0
Sales	(10,120)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of March 31, 2011	$246,392

Change in unrealized gains relating to securities still held at March 31, 2011	$12,320

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
     VT OPPORTUNITY FUND

Security Name	Shares	Value
Common Stocks: 96.88%

Consumer Discretionary: 18.50%

Auto Components: 1.20%
Johnson Controls Incorporated	50,600	$2,103,442

Diversified Consumer Services: 1.36%
Apollo Group Incorporated Class A†	56,954	2,375,551

Hotels, Restaurants & Leisure: 2.17%
Carnival Corporation	46,400	1,779,904
Darden Restaurants Incorporated	41,123	2,020,373

		3,800,277

Internet & Catalog Retail: 1.21%
Liberty Media Corporation Interactive Series A†	131,600	2,110,864

Media: 6.65%
Cablevision Systems Corporation New York Group Class A	50,910	1,761,995
Comcast Corporation Class A	115,600	2,684,232
Discovery Communications Incorporated Class A†	32,975	1,161,050
Liberty Global Incorporated Series A†«	46,900	1,942,129
Omnicom Group Incorporated«	48,530	2,380,882
Scripps Networks Interactive Incorporated«	33,896	1,697,851

		11,628,139

Multiline Retail: 3.77%
Kohl’s Corporation	43,300	2,296,632
Nordstrom Incorporated	50,755	2,277,884
Target Corporation	40,300	2,015,403

		6,589,919

Specialty Retail: 2.14%
Best Buy Company Incorporated	65,000	1,866,800
Staples Incorporated	97,100	1,885,682

		3,752,482

Consumer Staples: 3.99%

Food & Staples Retailing: 1.43%
Kroger Company	104,530	2,505,584

Food Products: 1.09%
General Mills Incorporated	52,100	1,904,255

Household Products: 1.47%
Church & Dwight Company Incorporated«	32,460	2,575,376

Energy: 8.78%

Energy Equipment & Services: 4.69%
National Oilwell Varco Incorporated	37,880	3,002,748
Transocean Limited†	31,330	2,442,174
Weatherford International Limited†	121,910	2,755,166

		8,200,088

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
     VT OPPORTUNITY FUND

Security Name	Shares	Value
Oil, Gas & Consumable Fuels: 4.09%
Apache Corporation	8,850	$1,158,642
Peabody Energy Corporation	18,670	1,343,493
Range Resources Corporation«	41,236	2,410,657
Southwestern Energy Company†	52,300	2,247,331

		7,160,123

Financials: 15.78%

Capital Markets: 2.69%
INVESCO Limited	94,992	2,427,996
TD Ameritrade Holding Corporation	109,203	2,279,067

		4,707,063

Commercial Banks: 3.80%
Branch Banking & Trust Corporation«	87,910	2,413,130
City National Corporation	34,253	1,954,134
Fifth Third Bancorp	164,283	2,280,248

		6,647,512

Consumer Finance: 1.17%
MasterCard Incorporated	8,150	2,051,518

Insurance: 4.69%
ACE Limited	24,230	1,567,681
Reinsurance Group of America Incorporated	39,500	2,479,810
RenaissanceRe Holdings Limited	30,376	2,095,640
The Progressive Corporation	98,099	2,072,832

		8,215,963

Real Estate Investment Trusts (REITs): 3.43%
BioMed Realty Trust Incorporated	123,600	2,350,872
Equity Residential«	20,600	1,162,046
Host Hotels & Resorts Incorporated«	34,588	609,095
LaSalle Hotel Properties«	69,400	1,873,800

		5,995,813

Health Care: 8.88%

Health Care Equipment & Supplies: 3.93%
C.R. Bard Incorporated«	21,970	2,181,841
Covidien plc	48,870	2,538,308
Zimmer Holdings Incorporated†	35,676	2,159,468

		6,879,617

Health Care Providers & Services: 2.49%
Health Management Associates Incorporated Class A†«	221,200	2,411,080
McKesson Corporation	24,500	1,936,725

		4,347,805

Life Sciences Tools & Services: 2.46%
Thermo Fisher Scientific Incorporated†	36,690	2,038,130
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
     VT OPPORTUNITY FUND

Security Name	Shares	Value
Life Sciences Tools & Services (continued)
Waters Corporation†	26,070	$2,265,483

		4,303,613

Industrials: 18.33%

Aerospace & Defense: 0.96%
Rockwell Collins Incorporated«	25,950	1,682,339

Airlines: 1.20%
Delta Air Lines Incorporated†	214,300	2,100,140

Building Products: 1.39%
Masco Corporation«	175,030	2,436,418

Commercial Services & Supplies: 2.13%
Avery Dennison Corporation	36,300	1,523,148
Republic Services Incorporated	73,140	2,197,126

		3,720,274

Construction & Engineering: 1.44%
Jacobs Engineering Group Incorporated†	48,900	2,514,927

Electrical Equipment: 2.07%
AMETEK Incorporated	46,400	2,035,568
Rockwell Automation Incorporated	16,800	1,590,120

		3,625,688

Machinery: 5.24%
Dover Corporation	39,670	2,607,906
Illinois Tool Works Incorporated	43,010	2,310,497
Oshkosh Corporation†	60,910	2,154,996
Pall Corporation	36,290	2,090,667

		9,164,066

Professional Services: 1.39%
Manpower Incorporated	38,779	2,438,424

Road & Rail: 2.51%
Hertz Global Holdings Incorporated†	149,758	2,340,718
J.B. Hunt Transport Services Incorporated«	45,122	2,049,441

		4,390,159

Information Technology: 17.81%

Communications Equipment: 2.26%
American Tower Corporation Class A†	29,860	1,547,345
Polycom Incorporated†	46,500	2,411,025

		3,958,370

Computers & Peripherals: 0.86%
NetApp Incorporated†«	31,300	1,508,034

Electronic Equipment & Instruments: 1.14%
Amphenol Corporation Class A«	36,760	1,999,376

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
     VT OPPORTUNITY FUND

Security Name	Shares	Value
Internet Software & Services: 2.39%
Akamai Technologies Incorporated†	51,620	$1,961,560
Equinix Incorporated†	24,300	2,213,730

		4,175,290

IT Services: 2.99%
Alliance Data Systems Corporation†«	30,507	2,620,246
Global Payments Incorporated«	53,380	2,611,350

		5,231,596

Semiconductors & Semiconductor Equipment: 4.87%
Altera Corporation	44,350	1,952,287
ARM Holdings plc	223,900	2,065,286
Microsemi Corporation†«	103,300	2,139,343
ON Semiconductor Corporation†	238,640	2,355,377

		8,512,293

Software: 3.30%
Autodesk Incorporated†	51,200	2,258,432
Electronic Arts Incorporated†«	88,600	1,730,358
Red Hat Incorporated†	39,180	1,778,380

		5,767,170

Materials: 4.81%

Chemicals: 1.60%
Praxair Incorporated	27,570	2,801,112

Containers & Packaging: 2.59%
Bemis Company Incorporated	65,900	2,162,179
Crown Holdings Incorporated†	61,380	2,368,035

		4,530,214

Metals & Mining: 0.62%
Agnico-Eagle Mines Limited	16,330	1,083,496

Total Common Stocks (Cost $122,570,028)		169,494,390

	Interest Rate	Maturity Date	Principal
Short-Term Investments: 20.64%

Corporate Bonds & Notes: 1.49%
Gryphon Funding Limited(a)(i)(v)	0.00%	08/05/2011	$2,156,376	892,093
VFNC Corporation(a)††(i)(v)±	0.26%	09/29/2011	2,843,461	1,706,077

				2,598,170

	Yield	Shares
Investment Companies: 19.15%
Wells Fargo Advantage Cash Investment Money Market Fund (l)(u)	0.12%	1,695,483	1,695,483
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
     VT OPPORTUNITY FUND

Security Name		Yield	Shares	Value
Investment Companies (continued)
Wells Fargo Securities Lending Cash Investments LLC (v)(l)(u)		0.24%	31,809,014	31,809,014

				33,504,497

Total Short-Term Investments (Cost $34,991,039)				36,102,667

Total Investments in Securities (Cost $157,561,067)*	117.52%			205,597,057

Other Assets and Liabilities, Net	(17.52)			(30,645,696)

Total Net Assets	100.00%			$174,951,361

†	Non-income earning securities.

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investments.

(i)	Illiquid security

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

Cost for federal income tax purposes is $163,240,506 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$45,194,740
Gross unrealized depreciation	(2,838,189)

* Net unrealized appreciation	$42,356,551
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
NOTES TO PORTFOLIO OF INVESTMENT
The Fund’s portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Fund’s shareholders. For more information regarding the Fund and its holdings, please see the Fund’s most recent prospectus and annual report.
Securities valuation
Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Valuation Procedures.
Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.
Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.
Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.
The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.
The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.
Security loans
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.
The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.
FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As of March 31, 2011 inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

		Significant Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Equity securities
Common stocks	$169,494,390	$0	$0	$169,494,390
Short-term investments
Corporate bonds & notes	0	0	2,598,170	2,598,170
Investment companies	1,695,483	31,809,014	0	33,504,497

	$171,189,873	$31,809,014	$2,598,170	$205,597,057

As of March 31, 2011, the Funds did not have any significant transfers into/out of Level 1 and Level 2.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate
bonds &
notes
Balance as of December 31, 2010	$2,520,461
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	184,421
Purchases	0
Sales	(106,712)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of March 31, 2011	$2,598,170

Change in unrealized gains (losses) relating to securities still held at March 31, 2011	$129,911

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
VT SMALL CAP GROWTH FUND

Security Name	Shares	Value
Common Stocks: 95.39%

Consumer Discretionary: 19.92%

Diversified Consumer Services: 1.82%
Bridgepoint Education Incorporated†	140,308	$2,399,267
Coinstar Incorporated†	41,000	1,882,720
Grand Canyon Education Incorporated†	76,582	1,110,439

		5,392,426

Hotels, Restaurants & Leisure: 7.97%
BJ’s Restaurants Incorporated†«	38,000	1,494,540
Bravo Brio Restaurant Group Incorporated†	66,066	1,168,708
Gaylord Entertainment Company†«	157,000	5,444,760
Life Time Fitness Incorporated†	116,100	4,331,691
Ruby Tuesday Incorporated†	175,000	2,294,250
Scientific Games Corporation Class A†	542,440	4,740,926
Shuffle Master Incorporated†	265,742	2,838,125
WMS Industries Incorporated†«	35,267	1,246,688

		23,559,688

Household Durables: 0.69%
Harman International Industries Incorporated	43,600	2,041,352

Internet & Catalog Retail: 1.74%
Shutterfly Incorporated†	98,553	5,160,235

Leisure Equipment & Products: 1.49%
Polaris Industries Incorporated	50,601	4,403,299

Media: 3.13%
IMAX Corporation†	42,000	1,343,160
Live Nation Incorporated†«	295,928	2,959,280
National Cinemedia Incorporated	167,280	3,123,118
Reachlocal Incorporated†	91,418	1,828,360

		9,253,918

Specialty Retail: 3.08%
Express Incorporated	122,963	2,402,697
Hibbett Sports Incorporated†	42,800	1,532,668
Pier 1 Imports Incorporated†	110,600	1,122,590
Tractor Supply Company	10,300	616,558
Ulta Salon Cosmetics & Fragrance Incorporated†	12,000	577,560
Vitamin Shoppe Incorporated†	84,400	2,855,252

		9,107,325

Consumer Staples: 0.14%

Beverages: 0.14%
Primo Water Corporation†	33,616	411,796

Energy: 5.03%

Oil, Gas & Consumable Fuels: 5.03%
Brigham Exploration Company†	73,250	2,723,435
Carrizo Oil & Gas Incorporated†«	78,700	2,906,391
Kodiak Oil & Gas Corporation†«	384,700	2,577,490
Northern Oil & Gas Incorporated†«	134,600	3,593,820
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
VT SMALL CAP GROWTH FUND

Security Name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Swift Energy Company†	71,700	$3,060,156

		14,861,292

Financials: 2.45%

Capital Markets: 0.05%
Financial Engines Incorporated†	5,400	148,824

Commercial Banks: 0.31%
First Commonwealth Financial Corporation	108,000	739,800
Park Sterling Corporation†	39,948	193,748

		933,548

Consumer Finance: 1.34%
Dollar Financial Corporation†	155,684	3,230,443
Netspend Holdings Incorporated†«	69,100	726,932

		3,957,375

Insurance: 0.75%
Tower Group Incorporated«	92,246	2,216,671

Health Care: 17.66%

Biotechnology: 3.02%
Acorda Therapeutics Incorporated†	134,300	3,115,760
Halozyme Therapeutics Incorporated†«	206,503	1,385,635
Onyx Pharmaceuticals Incorporated†	78,100	2,747,558
Vanda Pharmaceuticals Incorporated†	231,018	1,684,121

		8,933,074

Health Care Equipment & Supplies: 6.03%
DexCom Incorporated†	37,900	588,208
Greatbatch Incorporated†	98,400	2,603,664
NxStage Medical Incorporated†	66,100	1,452,878
Sirona Dental Systems Incorporated†«	59,305	2,974,739
SonoSite Incorporated†	114,710	3,822,137
Spectranetics Corporation†	87,257	410,980
Volcano Corporation†	175,000	4,480,000
Zoll Medical Corporation†	33,300	1,492,173

		17,824,779

Health Care Providers & Services: 2.15%
Centene Corporation†	70,200	2,315,196
HMS Holdings Corporation†	17,600	1,440,560
WellCare Health Plans Incorporated†	61,900	2,596,705

		6,352,461

Health Care Technology: 1.48%
Quality Systems Incorporated	42,201	3,517,031
SXC Health Solutions Corporation†	16,000	876,800

		4,393,831

Life Sciences Tools & Services: 1.01%
Affymetrix Incorporated†	113,200	589,772
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
VT SMALL CAP GROWTH FUND

Security Name	Shares	Value
Life Sciences Tools & Services (continued)
Luminex Corporation†	128,026	$2,401,768

		2,991,540

Pharmaceuticals: 3.97%
Auxilium Pharmaceuticals Incorporated†	143,800	3,087,386
Impax Laboratories Incorporated†	81,600	2,076,720
Jazz Pharmaceuticals Incorporated†«	84,400	2,688,140
ViroPharma Incorporated†	194,900	3,878,510

		11,730,756

Industrials: 19.98%
Aerospace & Defense: 1.11%
DigitalGlobe Incorporated†	40,300	1,129,609
Esterline Technologies Corporation†«	30,579	2,162,547

		3,292,156

Air Freight & Logistics: 1.52%
Atlas Air Worldwide Holdings Incorporated†	35,100	2,447,172
UTI Worldwide Incorporated	101,800	2,060,432

		4,507,604

Commercial Services & Supplies: 8.56%
Clean Harbors Incorporated†	27,672	2,730,120
Corporate Executive Board Company	117,512	4,743,959
ICF International Incorporated†	45,104	926,436
InnerWorkings Incorporated†	471,121	3,476,873
Kforce Incorporated†	119,667	2,189,906
On Assignment Incorporated†	298,468	2,823,507
Resources Connection Incorporated	161,495	3,131,388
Sykes Enterprises Incorporated†«	191,824	3,792,360
United Stationers Incorporated	21,300	1,513,365

		25,327,914

Electrical Equipment: 1.06%
Altra Holdings Incorporated†	33,000	779,460
Polypore International Incorporated†	40,700	2,343,506

		3,122,966

Machinery: 6.53%
Chart Industries Incorporated†	60,792	3,345,992
Circor International Incorporated	53,500	2,515,570
Gardner Denver Incorporated	40,046	3,124,789
Robbins & Myers Incorporated	76,100	3,499,839
The Middleby Corporation†	20,599	1,920,239
Wabash National Corporation†«	208,150	2,410,377
Wabtec Corporation	37,000	2,509,710

		19,326,516

Road & Rail: 0.40%
Greenbrier Companies Incorporated†	41,400	1,174,932

Trading Companies & Distributors: 0.80%
Wesco International Incorporated†	37,600	2,350,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
VT SMALL CAP GROWTH FUND

Security Name	Shares	Value
Information Technology: 26.79%

Communications Equipment: 1.32%
Blue Coat Systems Incorporated†	67,900	$1,912,064
Ixia†	125,331	1,990,256

		3,902,320

Electronic Equipment & Instruments: 0.20%
Rofin-Sinar Technologies Incorporated†	14,600	576,700

Internet Software & Services: 9.78%
Ancestry.com Incorporated†	13,200	467,940
Constant Contact Incorporrated†«	60,600	2,114,940
DealerTrack Holdings Incorporated†	68,900	1,581,944
Envestnet Incorporated†	40,000	537,600
GSI Commerce Incorporated†	184,649	5,404,676
Liveperson Incorporated†	25,300	319,792
LogMeIn Incorporated†«	44,800	1,888,768
Marchex Incorporated Class B	269,311	2,119,478
Mercadolibre Incorporated«	17,100	1,395,873
Monster Worldwide Incorporated†«	93,900	1,493,010
Move Incorporated†	826,161	1,974,525
Perficient Incorporated†	21,400	257,014
Quinstreet Incorporated†	176,383	4,009,186
SciQuest Incorporated†	76,019	1,083,271
VistaPrint NV†	82,611	4,287,511

		28,935,528

IT Services: 4.19%
Euronet Worldwide Incorporated†	116,843	2,258,575
Gartner Incorporated†	56,894	2,370,773
Global Cash Access Incorporated†	264,006	863,300
Sapient Corporation†	270,191	3,093,687
Wright Express Corporation†	73,494	3,809,929

		12,396,264

Semiconductors & Semiconductor Equipment: 5.78%
Cavium Networks Incorporated†	39,600	1,779,228
EZchip Semiconductor Limited†	61,600	1,826,132
JA Solar Holdings Company Limited†«	127,800	894,600
Microsemi Corporation†«	274,899	5,693,158
Monolithic Power Systems Incorporated†	121,702	1,726,951
PMC-Sierra Incorporated†	691,400	5,185,500

		17,105,569

Software: 5.52%
Allot Communications Limited†	6,500	101,790
Blackboard Incorporated†	62,000	2,246,880
ChinaCache International Holdings Limited ADR†«	80,200	1,462,046
Radiant Systems Incorporated†	33,200	587,640
Realpage Incorporated†	42,400	1,175,752
Synchronoss Technologies Incorporated†	162,558	5,648,891
Taleo Corporation Class A†	81,573	2,908,077
THQ Incorporated†«	195,462	891,307
Tivo Incorporated†«	66,900	586,044
Ultimate Software Group Incorporated†	12,200	716,750

		16,325,177

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
VT SMALL CAP GROWTH FUND

Security Name			Shares	Value
Materials: 2.31%

Chemicals: 2.31%
Calgon Carbon Corporation†«			159,939	$2,539,831
Intrepid Potash Incorporated†			53,800	1,873,316
Solutia Incorporated†			95,400	2,423,160

				6,836,307

Telecommunication Services: 1.11%

Diversified Telecommunication Services: 1.11%
Cbeyond Incorporated†			266,319	3,107,943
PAETEC Holding Corporation†			51,494	171,990

				3,279,933

Total Common Stocks (Cost $232,134,535)				282,134,076

				Value
Investment Companies: 2.19%
Ishares Russell 2000 Growth Index Fund ETF«			68,000	6,483,120

Total Investment Companies (Cost $6,203,393)				6,483,120

Short-Term Investments: 17.18%

Corporate Bonds & Notes: 0.39%
Gryphon Funding Limited(a)(i)(v)	0.00%	08/05/2011	$943,178	390,193
VFNC Corporation(a)††(i)(v)±	0.26%	09/29/2011	1,243,702	746,221

				1,136,414

		Yield
Investment Companies: 16.79%
Wells Fargo Advantage Cash Investment Money Market Fund (l)(u)		0.12%	11,798,118	11,798,118
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)		0.24%	37,866,624	37,866,624

				49,664,742

Total Short-Term Investments (Cost $50,314,941)				50,801,156

Total Investments in Securities (Cost $288,652,869)*	114.76%			339,418,352

Other Assets and Liabilities, Net	(14.76)			(43,648,217)

Total Net Assets	100.00%			$295,770,135

†	Non-income earning securities.

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

±	Variable rate investments.
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
VT SMALL CAP GROWTH FUND

*	Cost for federal income tax purposes is $284,999,767 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$63,176,515
Gross unrealized depreciation	(8,757,930)

Net unrealized appreciation	$54,418,585
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

6

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
VT SMALL CAP GROWTH FUND
NOTES TO PORTFOLIOS OF INVESTMENTS — MARCH 31, 2011 (UNAUDITED)
The Fund’s portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Fund’s shareholders. For more information regarding the Fund and its holdings, please see the Fund’s most recent prospectus and annual report.
Securities valuation
Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Valuation Procedures.
Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.
Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.
The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.
Security loans
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.
The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As of March 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

		Significant Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Equity securities
Common stocks	$282,134,076	$0	$0	$282,134,076
Investment companies	6,483,120	0	0	6,483,120
Short-term investments
Corporate bonds and notes	0	0	1,136,414	1,136,414
Investment companies	11,798,118	37,866,624	0	49,664,742

	$300,415,314	$37,866,624	$1,136,414	$339,418,352

For the three months ended March 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate bonds
and notes
Balance as of December 31, 2010	$1,102,424
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	80,665
Purchases	0
Sales	(46,675)
Transfers into Level 3	0
Transfers out of Level 3	0
Transfers in from acquisition(s)	0

Balance as of March 31, 2011	$1,136,414

Change in unrealized gains relating to securities still held at March 31, 2011	$56,822

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

VT SMALL CAP VALUE FUND

Security Name	Shares	Value
Common Stocks: 91.82%

Consumer Discretionary: 5.33%

Diversified Consumer Services: 0.37%
Cambium Learning Group Incorporated†	24,800	$84,320
Corinthian Colleges Incorporated†	44,600	197,132

		281,452

Hotels, Restaurants & Leisure: 1.28%
Dennys Corporation†	40,000	162,400
Scientific Games Corporation Class A†	38,700	338,238
Wendy’s Arby’s Group Incorporated	95,400	479,862

		980,500

Household Durables: 0.81%
Cavco Industries Incorporated†	6,000	270,960
KB Home Incorporated	9,300	115,692
Skyline Corporation	11,800	236,590

		623,242

Internet & Catalog Retail: 0.07%
dELiA*s Incorporated†	29,350	52,830

Media: 0.53%
Discovery Communications Incorporated†	11,600	408,436

Multiline Retail: 0.19%
Saks Incorporated†	12,900	145,899

Specialty Retail: 2.08%
Collective Brands Incorporated†	38,500	830,830
Foot Locker Incorporated	7,500	147,900
rue21 Incorporated†	5,500	158,400
Talbots Incorporated†	42,500	256,700
Vitamin Shoppe Incorporated†	5,800	196,214

		1,590,044

Consumer Staples: 0.59%

Personal Products: 0.59%
Prestige Brands Holdings Incorporated†	39,600	455,400

Energy: 26.35%

Energy Equipment & Services: 10.31%
Global Industries Limited†	123,300	1,207,107
Helix Energy Solutions Group Incorporated†	19,900	342,280
Helmerich & Payne Incorporated	14,800	1,016,612
ION Geophysical Corporation†	110,500	1,402,245
Key Energy Services Incorporated†	44,800	696,640
Newpark Resources Incorporated†	123,900	973,854
Oceaneering International Incorporated†	9,100	813,995
Parker Drilling Company†	37,000	255,670
PHI Incorporated (non-voting)†	15,500	342,860
PHI Incorporated (voting)†	2,700	62,100
Pride International Incorporated†	6,800	292,060
Vantage Drilling Company†	67,900	122,220
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

VT SMALL CAP VALUE FUND

Security Name	Shares	Value
Energy Equipment & Services (continued)
Willbros Group Incorporated†	34,100	$372,372

		7,900,015

Oil, Gas & Consumable Fuels: 16.04%
Forest Oil Corporation†	17,000	643,110
InterOil Corporation†	73,400	5,478,576
McMoRan Exploration Company†	121,000	2,142,910
Newfield Exploration Company†	4,400	334,444
Petrohawk Energy Corporation	15,300	375,462
PetroQuest Energy Incorporated†	15,300	143,208
Pioneer Natural Resources Company	2,800	285,376
Plains Exploration & Product Company†	4,900	177,527
Range Resources Corporation	33,000	1,929,180
Trilogy Energy Corporation	37,100	779,884

		12,289,677

Financials: 17.23%

Commercial Banks: 4.25%
Ameris Bancorp	5,200	52,832
Associated Banc-Corporation	11,500	170,775
Bancorp Incorporated†	26,026	240,220
Center Financial Corporation†	26,433	194,018
CenterState Banks Incorporated	20,900	146,300
City National Corporation	7,400	422,170
First Horizon National Corporation	22,021	246,855
IBERIABANK Corporation	7,400	444,962
NBH Holdings Corporation (a)††	11,300	189,275
Park Sterling Corporation†	18,500	89,725
Sandy Spring Bancorp Incorporated	6,680	123,313
SVB Financial Group†	4,600	261,878
Western Liberty Bancorp†	15,865	61,715
Whitney Holding Corporation	37,400	509,388
Wilmington Trust Corporation	23,100	104,412

		3,257,838

Insurance: 2.48%
Argo Group International Holdings Limited	32,300	1,067,192
Hilltop Holdings Incorporated†	29,500	296,180
Mercury General Corporation	8,700	340,431
OneBeacon Insurance Group Limited	14,300	193,479

		1,897,282

Real Estate Investment Trusts (REITs): 10.16%
Anworth Mortgage Asset Corporation	59,700	423,273
Armour Residential Incorporated	6,200	46,996
Capstead Mortgage Corporation	69,500	888,210
Chimera Investment Corporation	652,000	2,581,920
Crexus Investment Corporation	69,244	790,766
Hatteras Financial Corporation	18,300	514,596
Invesco Mortgage Capital	42,300	924,255
MFA Mortgage Investments Incorporated	88,700	727,340
Redwood Trust Incorporated	28,500	443,175
Sun Communities Incorporated	12,370	440,991

		7,781,522

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

VT SMALL CAP VALUE FUND

Security Name	Shares	Value
Thrifts & Mortgage Finance: 0.34%
First Niagara Financial Group Incorporated	13,200	$179,256
Northwest Bancshares Incorporated	6,800	85,272

		264,528

Health Care: 7.45%

Biotechnology: 0.42%
Gen-Probe Incorporated†	3,900	258,765
Infinity Pharmaceuticals Incorporated†	10,800	63,504

		322,269

Health Care Equipment & Supplies: 2.66%
Hologic Incorporated†	14,600	324,120
Invacare Corporation	3,900	121,368
Orasure Technologies Incorporated†	93,200	732,552
Steris Corporation	6,200	214,148
Symmetry Medical Incorporated†	20,000	196,000
Thoratec Corporation†	7,300	189,289
Varian Medical Systems Incorporated†	3,900	263,796

		2,041,273

Health Care Providers & Services: 2.79%
Amedisys Incorporated†	18,500	647,500
Community Health Systems Incorporated†	6,300	251,937
Cross Country Healthcare Incorporated†	38,300	299,889
Gentiva Health Services Incorporated†	23,300	653,099
Healthways Incorporated†	9,000	138,330
Omnicare Incorporated	4,900	146,951

		2,137,706

Health Care Technology: 0.22%
Medidata Solutions Incorporated†	6,500	166,205

Life Sciences Tools & Services: 1.36%
Accelrys Incorporated†	30,200	241,600
Life Technologies Corporation†	4,200	220,164
Nordion Incorporated	23,100	273,042
Parexel International Corporation†	12,400	308,760

		1,043,566

Industrials: 12.61%

Aerospace & Defense: 0.14%
Ascent Solar Technologies Incorporated†	36,800	105,616

Airlines: 4.08%
Alaska Air Group Incorporated†	12,300	780,066
Delta Air Lines Incorporated†	72,000	705,600
Lan Airlines SA ADR	6,200	158,658
United Continental Holdings Incorporated†	64,600	1,485,154

		3,129,478

Building Products: 0.29%
Webco Industries Incorporated†(a)	1,850	222,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

VT SMALL CAP VALUE FUND

Security Name	Shares	Value
Commercial Services & Supplies: 3.95%
ABM Industries Incorporated	32,100	$815,019
ACCO Brands Corporation†	48,060	458,492
GEO Group Incorporated	40,900	1,048,676
Healthcare Services Group	19,000	334,020
Kforce Incorporated†	8,700	159,210
Verisk Analytics Incorporated Class A†	6,400	209,664

		3,025,081

Construction & Engineering: 2.55%
Chicago Bridge & Iron Company NV	44,200	1,797,172
Primoris Services Corporation	15,400	156,156

		1,953,328

Electrical Equipment: 0.83%
GrafTech International Limited†	30,800	635,404

Marine: 0.03%
Star Bulk Carriers Corporation	10,100	24,240

Professional Services: 0.28%
Hill International Incorporated†	40,458	214,023

Road & Rail: 0.27%
Covenant Transport Incorporated Class A†	22,200	205,350

Trading Companies & Distributors: 0.19%
Applied Industrial Technologies Incorporated	4,400	146,344

Information Technology: 7.52%

Communications Equipment: 1.99%
Brocade Communications Systems Incorporated†	74,100	455,715
China GrenTech Corporation Limited ADR†	38,300	128,688
Harmonic Incorporated†	43,800	410,844
InterDigital Incorporated	3,900	186,069
MRV Communications Incorporated†	225,700	345,321

		1,526,637

Computers & Peripherals: 1.66%
Cray Incorporated†	67,400	434,730
Intermec Incorporated†	61,400	662,506
Quantum Corporation†	70,400	177,408

		1,274,644

Electronic Equipment & Instruments: 3.76%
Checkpoint Systems Incorporated†	9,200	206,816
Cognex Corporation	15,000	423,750
Coherent Incorporated†	15,100	877,461
Itron Incorporated†	2,500	141,100
OSI Systems Incorporated†	17,600	660,528
Power One Incorporated†	65,100	569,625

		2,879,280

Office Electronics: 0.11%
Zebra Technologies Corporation†	2,100	82,404

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

VT SMALL CAP VALUE FUND

Security Name	Shares	Value
Materials: 14.12%

Chemicals: 0.49%
Calgon Carbon Corporation†	23,500	$373,180

Containers & Packaging: 0.26%
Intertape Polymer Group Incorporated†	161,600	202,000

Metals & Mining: 13.08%
Agnico-Eagle Mines Limited	13,300	882,455
Carpenter Technology Corporation	18,700	798,677
Eldorado Gold Corporation	27,800	452,028
Great Basin Gold Limited†	76,400	201,696
Harry Winston Diamond Corporation†	9,900	160,182
Jaguar Mining Incorporated†	63,800	333,036
Petaquilla Minerals Limited†	40,300	38,487
Randgold Resources Limited ADR†	53,400	4,354,236
Royal Gold Incorporated	13,040	683,296
Sandstorm Gold Limited†	210,240	195,169
Silver Standard Resources Incorporated†	13,200	414,216
Steel Dynamics Incorporated	39,900	748,923
United States Steel Corporation	7,600	409,944
Yamana Gold Incorporated	28,200	347,142

		10,019,487

Paper & Forest Products: 0.29%
Wausau Paper Corporation	29,300	223,852

Telecommunication Services: 0.62%

Diversified Telecommunication Services: 0.62%
Cincinnati Bell Incorporated†	177,600	475,968

Total Common Stocks (Cost $56,401,265)		70,358,000

Investment Companies: 1.32%
SPDR KBW Regional Banking Exchange Traded Fund	10,462	278,289
Market Vectors Gold Miners Exchange Traded Fund	12,200	732,732

Total Investment Companies (Cost $848,498)		1,011,021

		Expiration Date	Shares
Warrants: 0.00%

Financials: 0.00%

Real Estate Investment Trusts (REITs): 0.00%
Armour Residential Incorporated†		11/07/2011	1,000	70

Total Warrants (Cost $160)				70

	Yield
Short-Term Investments: 3.54%

Investment Companies: 3.54%
Wells Fargo Advantage Cash Investment Money Market Fund (u)(l)	0.12%		2,707,733	2,707,733

Total Short-Term Investments (Cost $2,707,733)				2,707,733

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

VT SMALL CAP VALUE FUND

Total Investments in Securities (Cost $59,957,656)*	96.68%	$74,076,824

Other Assets and Liabilities, Net	3.32	2,546,682

Total Net Assets	100.00%	$76,623,506

†	Non-income earning securities.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(u)	Rate shown is the 7-day yield at period end.

(l)	Investment in an affiliate.

*	Cost for federal income tax purposes is $60,427,126 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$15,229,220
Gross unrealized depreciation	(1,579,522)

Net unrealized appreciation	$13,649,698
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

6

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

VT SMALL CAP VALUE FUND

NOTES TO PORTFOLIOS OF INVESTMENTS — MARCH 31, 2011 (UNAUDITED)
The Fund’s portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Fund’s shareholders. For more information regarding the Fund and its holdings, please see the Fund’s most recent prospectus and annual report.
Securities valuation
Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the NASDAQ Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Valuation Procedures.
Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.
Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.
The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As of March 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

		Significant Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Equity securities
Common stocks	$69,946,725	$0	$411,275	$70,358,000
Warrants	0	70	0	70
Investment companies	1,011,021	0	0	1,011,021
Short-term investments
Investment companies	2,707,733	0	0	2,707,733

	$73,665,479	$70	$411,275	$74,076,824

For the three months ended March 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stocks
Balance as of December 31, 2010	$170,200
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	50,948
Purchases	190,127
Sales	0
Transfers into Level 3	0
Transfers out of Level 3	0
Transfers in from acquisition(s)	0

Balance as of March 31, 2011	$411,275

Change in unrealized gains relating to securities still held at March 31, 2011	$50,948

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

VT TOTAL RETURN BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities: 54.22%
FHLMC%%	4.50%	03/15/2039	$1,700,000	$1,721,515
FHLMC #1B3430±	6.15%	06/01/2037	186,255	200,794
FHLMC #1B7562±	5.93%	11/01/2037	1,769	1,900
FHLMC #1G0784±	5.70%	03/01/2036	27,082	29,071
FHLMC #1G1347±	5.83%	11/01/2036	208,170	224,416
FHLMC #1G1404±	5.88%	12/01/2036	97,847	105,653
FHLMC #1G1614±	5.89%	03/01/2037	14,574	15,748
FHLMC #1G1873±	5.68%	03/01/2036	39,805	42,731
FHLMC #1H1334±	5.94%	06/01/2036	73,822	79,004
FHLMC #1J1920±	5.58%	10/01/2038	39,209	42,101
FHLMC #1Q0175±	6.06%	11/01/2036	97,154	104,968
FHLMC #1Q0960±	5.98%	06/01/2038	131,336	141,782
FHLMC #3508	4.00%	02/15/2039	56,162	58,721
FHLMC #3598MA	4.50%	11/15/2038	131,898	137,514
FHLMC #3626	5.00%	03/15/2032	60,000	64,177
FHLMC #3631	4.00%	02/15/2040	281,195	289,955
FHLMC #3632	5.00%	02/15/2040	683,341	734,845
FHLMC #3652AP	4.50%	03/15/2040	207,478	216,400
FHLMC #847703±	5.94%	01/01/2037	6,312	6,814
FHLMC #A64183	6.00%	08/01/2037	66,209	72,778
FHLMC #A78331	6.00%	03/01/2034	46,900	51,597
FHLMC #A79090	6.50%	07/01/2034	90,393	102,156
FHLMC #A97230	5.00%	03/01/2041	24,984	26,163
FHLMC #A97960	5.00%	04/01/2041	171,000	178,700
FHLMC #G01777	6.00%	02/01/2035	43,834	48,224
FHLMC #G03436	6.00%	11/01/2037	57,137	62,805
FHLMC #G03601	6.00%	07/01/2037	151,894	166,962
FHLMC #G04484	6.00%	08/01/2038	60,686	66,706
FHLMC #G04709	6.00%	10/01/2038	92,845	102,055
FHLMC #G05823	6.00%	08/01/2034	372,462	409,760
FHLMC #G06008	6.00%	12/01/2035	692,883	762,267
FHLMC #G06262	5.00%	01/01/2041	453,000	473,398
FHLMC #H19030	5.50%	08/01/2037	73,566	78,082
FHLMC #K007A1	3.34%	12/25/2019	149,846	150,603
FHLMC #U60470	5.00%	02/01/2041	46,933	49,398
FHLMC #U60497	5.00%	03/01/2041	201,000	211,558
FHLMC #U60523	5.00%	04/01/2041	46,000	48,416
FHLMC Series 2479 Class PG	6.00%	08/15/2032	122,750	133,516
FHLMC Series 2727 Class PW	3.57%	06/15/2029	6,899	7,079
FHLMC Series 2980 Class QA	6.00%	05/15/2035	669,902	733,275
FHLMC Series 3028 Class PG	5.50%	09/15/2035	271,192	288,249
FHLMC Series 3052 Class MH	5.25%	10/15/2034	4,185	4,462
FHLMC Series 3325 Class JL	5.50%	06/15/2037	62,268	67,004
FHLMC Series K003 Class AAVB	4.77%	05/25/2018	166,000	175,171
FHLMC Series K008 Class A1	2.75%	12/25/2019	193,803	189,398
FHLMC Series K010 Class A1	3.32%	07/25/2020	323,091	324,627
FHLMC Series T-48 Class 1A3 Preassign 00764±	6.40%	07/25/2033	3,204	3,798
FHLMC Series T-57 Class 1A3 Preassign 00073	7.50%	07/25/2043	38,262	45,096
FHLMC Series T-59 Class 1A3 Preassign 00329	7.50%	10/25/2043	49,522	58,515
FHLMC Series T-60 Class 1A3 Preassign 00462	7.50%	03/25/2044	53,373	62,905
FNMA%%	5.00%	06/25/2036	900,000	938,532
FNMA%%	6.00%	08/25/2035	1,200,000	1,302,000
FNMA #14170	4.50%	12/25/2038	600,000	610,594
FNMA #190129	6.00%	11/01/2023	93,688	103,459
FNMA #27350(o)	5.00%	05/25/2036	700,000	732,265
FNMA #310017	7.00%	06/01/2035	88,202	101,576
FNMA #460408	6.20%	05/01/2011	46,067	46,041
FNMA #460515	6.06%	09/01/2011	267,089	270,226
FNMA #462404±	6.27%	09/01/2037	220,095	240,215
FNMA #545269	5.73%	11/01/2011	96,280	96,599
FNMA #545547	6.06%	03/01/2012	349,889	356,484
FNMA #555221	6.25%	04/01/2011	43,581	43,559
FNMA #725162	6.00%	02/01/2034	357,605	393,527
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

VT TOTAL RETURN BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
FNMA #725205	5.00%	03/01/2034	$290,806	$306,546
FNMA #725228	6.00%	03/01/2034	1,836,981	2,021,506
FNMA #725229	6.00%	03/01/2034	1,371,696	1,510,340
FNMA #725690	6.00%	08/01/2034	120,482	132,358
FNMA #735116	6.00%	12/01/2034	197,348	217,171
FNMA #735503	6.00%	04/01/2035	203,014	223,407
FNMA #735504	6.00%	04/01/2035	28,759	31,666
FNMA #808350	5.50%	09/01/2034	64,853	69,487
FNMA #838303±	6.02%	07/01/2037	36,105	38,899
FNMA #863729±	5.52%	01/01/2036	141,066	150,033
FNMA #888560	6.00%	11/01/2035	168,319	185,226
FNMA #888941±	6.04%	10/01/2037	90,745	97,574
FNMA #893916±	6.34%	10/01/2036	25,289	27,260
FNMA #905629±	6.00%	12/01/2036	36,544	39,507
FNMA #906403±	5.87%	01/01/2037	56,988	61,494
FNMA #906404±	5.91%	01/01/2037	78,062	84,307
FNMA #909569±	5.85%	02/01/2037	41,652	45,016
FNMA #910293±	5.94%	03/01/2037	44,875	48,447
FNMA #914819±	5.91%	04/01/2037	51,619	55,781
FNMA #931591	4.50%	11/01/2019	47,562	49,515
FNMA #938185±	5.92%	07/01/2037	60,549	65,208
FNMA #941143±	6.04%	10/01/2037	18,332	19,687
FNMA #945646±	6.04%	09/01/2037	16,804	18,071
FNMA #947424±	5.69%	10/01/2037	28,909	31,012
FNMA #949690±	5.83%	09/01/2037	69,563	74,750
FNMA #952835±	5.93%	09/01/2037	29,348	31,770
FNMA #959331±	6.06%	11/01/2037	31,895	34,250
FNMA #995485	6.00%	04/01/2035	237,698	261,724
FNMA #995508	6.00%	12/01/2035	167,240	184,039
FNMA #AB1761	3.50%	11/01/2030	1,252,663	1,218,687
FNMA #AB1922	3.50%	12/01/2030	225,138	219,032
FNMA #AB1991	3.50%	12/01/2030	806,209	784,342
FNMA #AB1992	3.50%	12/01/2030	540,174	525,523
FNMA #AD0086±	5.53%	02/01/2039	79,421	85,194
FNMA #AD0584	7.00%	01/01/2039	200,055	229,097
FNMA #AD0682	6.00%	12/01/2035	229,482	252,534
FNMA #AD0716	6.50%	12/01/2030	120,367	136,163
FNMA #AE0133	6.00%	07/01/2037	569,089	626,281
FNMA #AE0161	6.00%	06/01/2040	134,549	148,142
FNMA #AE0303	6.00%	08/01/2040	442,012	486,697
FNMA #AE0642	6.00%	12/01/2040	85,722	94,333
FNMA #AE0965	5.00%	03/01/2041	489,000	512,488
FNMA #AE0966	5.00%	03/01/2041	398,000	417,117
FNMA #AE0972	5.00%	03/01/2041	1,130,000	1,184,277
FNMA #AE3925	3.50%	11/01/2030	214,446	208,630
FNMA #AE9782	5.00%	11/01/2040	24,885	26,080
FNMA #AH1162	5.00%	01/01/2041	140,335	147,075
FNMA #AH1311	5.00%	01/01/2041	24,939	26,137
FNMA #AH2917	3.50%	12/01/2030	209,684	203,996
FNMA #AH4796	3.50%	02/01/2031	685,605	667,009
FNMA #AH6806	5.00%	03/01/2041	273,000	287,990
FNMA #AH6814	5.00%	03/01/2041	52,000	54,563
FNMA #AH6816	5.00%	03/01/2041	142,000	148,998
FNMA #AH8431	5.00%	04/01/2041	42,000	44,070
FNMA #AH9082	5.00%	04/01/2041	27,000	28,331
FNMA #AH9083	5.00%	03/01/2041	25,000	26,232
FNMA #MA0582	3.50%	11/01/2030	200,709	195,265
FNMA #MA0602	3.50%	12/01/2030	546,637	531,811
FNMA #MA0625	3.50%	01/01/2031	228,793	222,588
FNMA #MA0655	3.50%	02/01/2031	1,649,815	1,605,066
FNMA #MA0680	3.50%	03/01/2031	545,215	530,427
FNMA Series 2001-81 Class HE	6.50%	01/25/2032	899,170	1,004,096
FNMA Series 2001-T07 Class A1	7.50%	02/25/2041	35,377	40,815
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

VT TOTAL RETURN BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
FNMA Series 2002-33 Class A2	7.50%	06/25/2032	$38,007	$43,336
FNMA Series 2002-T06 Class A2	7.50%	10/25/2041	52,975	59,897
FNMA Series 2002-T16 Class A3	7.50%	07/25/2042	29,403	34,502
FNMA Series 2002-T18 Class A4	7.50%	08/25/2042	29,459	34,642
FNMA Series 2005-58 Class MA	5.50%	07/25/2035	69,945	76,452
FNMA Series 2007-30 Class MA	4.25%	02/25/2037	438	452
FNMA Series 2007-77 Class MH	6.00%	12/25/2036	107,232	115,726
FNMA Series 2009-102 Class PN	5.00%	11/25/2039	186,741	198,259
FNMA Series 2009-105 Class CB	6.00%	12/25/2039	342,090	372,834
FNMA Series 2009-11 Class LC	4.50%	03/25/2049	207,485	218,397
FNMA Series 2009-66 Class KE	4.00%	09/25/2039	272,754	282,375
FNMA Series 2009-71 Class JT	6.00%	06/25/2036	250,877	273,368
FNMA Series 2009-78 Class J	5.00%	09/25/2019	303,837	325,818
FNMA Series 2009-93 Class PD	4.50%	09/25/2039	116,227	118,243
FNMA Series 2009-M01 Class A2	4.29%	07/25/2019	132,000	134,843
FNMA Series 2009-M02 Class A3	4.00%	01/25/2019	241,000	239,594
FNMA Series 2010-015 Class KA	4.00%	03/25/2039	116,144	119,823
FNMA Series 2010-054 Class EA	4.50%	06/25/2040	424,708	441,070
FNMA Series 2010-9 Class MB	5.00%	05/25/2032	50,000	53,466
FNMA Series 2010-M01 Class A2	4.45%	09/25/2019	100,000	102,666
FNMA Series 2010-M03 Class A3	4.33%	03/25/2020	634,000	638,289
FNMA Series K005 Class A2	4.32%	11/25/2019	96,000	96,844
GNMA%%	3.50%	04/20/2034	230,000	233,809
GNMA%%	3.50%	08/20/2040	3,000,000	2,855,625
GNMA	3.50%	04/20/2041	69,000	69,755
GNMA(a)	3.50%	05/20/2041	70,000	71,942
GNMA(a)	3.50%	05/20/2041	161,000	164,270
GNMA%%	4.00%	11/20/2033	47,000	48,829
GNMA%%	4.00%	12/20/2033	70,000	73,241
GNMA # 200578	5.00%	07/16/2033	698,852	748,249
GNMA #004832	3.50%	10/20/2040	103,010	98,246
GNMA #004881	3.50%	12/20/2040	992,539	946,634
GNMA #082713±	3.50%	01/20/2041	129,579	133,337
GNMA #082754±	3.00%	02/20/2041	71,879	72,293
GNMA #115	3.50%	01/20/2034	764,000	785,484
GNMA #737970	3.50%	02/20/2041	64,890	61,889
GNMA #737985	3.50%	02/20/2041	32,943	31,420
GNMA #738074	3.50%	03/20/2041	103,000	98,236
GNMA #782044	6.50%	12/15/2032	396,120	448,561
GNMA Series 2002-95 Class DB Preassign 00163	6.00%	01/25/2033	140,000	153,743

Total Agency Securities (Cost $44,417,330)				44,719,505

Asset Backed Securities: 7.60%
Ally Auto Receivables Trust Series 2010-5 Class A4	1.75%	03/15/2016	112,000	110,689
Ally Master Owner Trust Series 2011-1 Class A2	2.15%	01/15/2016	398,000	398,035
Capital One Multi-Asset Execution Trust Series 2004-A4 Class A4±	0.48%	03/15/2017	233,000	232,345
Capital One Multi-Asset Execution Trust Series 2006-A5 Class A5±	0.32%	01/15/2016	115,000	114,570
Citibank Omni Master Trust Series 2009-A14 Class A14††±	3.01%	08/15/2018	253,000	267,927
Developers Diversified Realty Corporation Series 2009-DDR1 Class A††	3.81%	10/14/2022	266,297	275,473
GE Capital Credit Card Master Note Trust Series 2009-2 Class A	3.69%	07/15/2015	114,000	118,030
GE Capital Credit Card Master Note Trust Series 2011-1 Class A±	0.81%	01/15/2017	163,000	163,552
MMCA Automobile Trust Series 2011-A Class A4††	2.02%	10/17/2016	153,000	152,330
Morgan Stanley Capital I Series 2007-HE2 Class A2A±	0.29%	01/25/2037	12,226	11,879
Morgan Stanley Home Equity Loans Series 2007-1 Class A1±	0.30%	12/25/2036	7,934	7,740
Nelnet Student Loan Trust Series 2004-5 Class A5±	0.48%	10/27/2036	178,000	166,016
Nelnet Student Loan Trust Series 2005-4 Class A3±	0.44%	06/22/2026	224,000	216,305
Nelnet Student Loan Trust Series 2006-1 Class A4±	0.40%	11/23/2022	142,000	139,170
Nelnet Student Loan Trust Series 2008-3 Class A4±	1.96%	11/25/2024	517,000	538,698
SLM Student Loan Trust Series 2000-A Class A2±	0.49%	10/28/2028	142,696	142,138
SLM Student Loan Trust Series 2004-7 Class A5±	0.47%	01/27/2020	259,000	257,517
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

VT TOTAL RETURN BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Asset Backed Securities (continued)
SLM Student Loan Trust Series 2005-6 Class A±	0.41%	07/27/2026	$465,000	$450,536
SLM Student Loan Trust Series 2005-7 Class A4±	0.45%	10/25/2029	133,000	123,243
SLM Student Loan Trust Series 2006-3 Class A4±	0.38%	07/25/2019	191,000	189,482
SLM Student Loan Trust Series 2007-4 Class A3±	0.36%	01/25/2022	127,000	125,617
SLM Student Loan Trust Series 2008-1 Class A4A±	1.91%	12/15/2032	360,000	372,596
SLM Student Loan Trust Series 2008-4 Class A2±	1.35%	07/25/2016	101,000	102,638
SLM Student Loan Trust Series 2008-4 Class A4±	1.95%	07/25/2022	121,000	126,052
SLM Student Loan Trust Series 2008-5 Class A2±	1.40%	10/25/2016	231,308	234,009
SLM Student Loan Trust Series 2008-5 Class A3±	1.60%	01/25/2018	100,000	102,761
SLM Student Loan Trust Series 2008-5 Class A4±	2.00%	07/25/2023	277,000	289,606
SLM Student Loan Trust Series 2008-6 Class A2±	0.85%	10/25/2017	169,000	169,331
SLM Student Loan Trust Series 2008-9 Class A±	1.80%	04/25/2023	83,501	86,189
SLM Student Loan Trust Series 2010-1 Class A±	0.65%	03/25/2025	216,046	216,071
Volkswagen Auto Loan Enhanced Valet 2011 1 A4	1.98%	09/20/2017	183,000	182,267
World Financial Network Credit Card Master Trust Series 2009-A Class A	4.60%	09/15/2015	183,000	186,725

Total Asset Backed Securities (Cost $6,251,528)				6,269,537

Non-Agency Mortgage Backed Securities: 12.80%
Americold LLC Trust Series 2010-ART Class A1††	3.85%	01/14/2029	191,491	194,053
Asset Securitization Corporation Series 1996-D3 Class A2	7.05%	10/13/2026	27,154	27,401
Bank of America Commercial Mortgage Incorporated Series 2002-PB2 Class B	6.31%	06/11/2035	100,000	102,842
Bank of America Commercial Mortgage Incorporated Series 2004-6 Class A3	4.51%	12/10/2042	47,000	47,485
Bank of America Commercial Mortgage Incorporated Series 2005-4 Class A5A	4.93%	07/10/2045	256,000	270,825
Bank of America Commercial Mortgage Incorporated Series 2006-3 Class A4	5.89%	07/10/2044	93,000	100,606
Bank of America Commercial Mortgage Incorporated Series 2006-6 Class A4	5.36%	10/10/2045	306,000	322,070
Bear Stearns Commercial Mortgage Securities Incorporated Series 2002-PBW1 Class A2	4.72%	11/11/2035	216,000	222,874
Bear Stearns Commercial Mortgage Securities Incorporated Series 2003-T12 Class A3	4.24%	08/13/2039	24,277	24,655
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR7 Class A	4.95%	02/11/2041	74,084	75,472
Citigroup Mortgage Loan Trust Incorporated Series 2007-AHL1 Class A2A±	0.29%	12/25/2036	22,339	21,410
Citigroup/Deutsche Bank Commercial Mortgage Series 2005-CD1 Class AM	5.22%	07/15/2044	97,000	102,585
Commercial Mortgage Pass-Through Certificate Series 1999-C1 Class A4	6.98%	01/17/2032	124,000	129,830
Commercial Mortgage Pass-Through Certificate Series 2001-J2 Class B††	6.30%	07/16/2034	151,000	151,810
Commercial Mortgage Pass-Through Certificate Series 2004-B4 Class A5	4.84%	10/15/2037	179,000	188,414
Credit Suisse First Boston Mortgage Securities Corporation Series 2002-CKS4 Class A2	5.18%	11/15/2036	106,890	110,760
Credit Suisse First Boston Mortgage Securities Corporation Series 2002-CP5 Class A2	4.94%	12/15/2035	137,000	142,915
Credit Suisse First Boston Mortgage Securities Corporation Series 2003-C4 Class B	5.25%	08/15/2036	87,000	90,171
Credit Suisse First Boston Mortgage Securities Corporation Series 2003-CPN1 Class B	4.72%	03/15/2035	47,000	48,679
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C1 Class A3	4.81%	02/15/2038	77,557	79,451
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C2 Class A4	4.83%	04/15/2037	114,000	119,608
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C3 Class A	4.73%	07/15/2037	70,000	71,605
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

VT TOTAL RETURN BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Non-Agency Mortgage Backed Securities (continued)
Credit Suisse First Boston Mortgage Securities Corporation Series 2006-C2 Class A3	5.66%	03/15/2039	$62,000	$66,666
Credit Suisse First Boston Mortgage Securities Corporation Series 2007-C2 Class A2	5.45%	01/15/2049	77,761	78,884
Credit Suisse First Boston Mortgage Securities Corporation Series 2002-CP3 Class A3	5.60%	07/15/2035	27,000	28,037
Credit Suisse Mortgage Capital Certificates Series 2006-C3 Class A3	5.83%	06/15/2038	97,000	104,968
Discover Master Owners Trust Series 2011 Class A1±	0.61%	08/15/2016	302,000	302,792
ESA Trust Series 2010-ESHA Class A††	2.95%	11/05/2027	129,161	127,046
First Union National Bank Commercial Mortgage Series 2001-C4 Class B(l)	6.42%	12/12/2033	111,000	113,551
GE Capital Commercial Mortgage Corporation Series 2002-1A Class A3	6.27%	12/10/2035	99,009	102,145
GMAC Commercial Mortgage Securities Incorporated Series 2001-C2 Class A2	6.70%	04/15/2034	15,562	15,548
GMAC Commercial Mortgage Securities Incorporated Series 2003-C2 Class B	5.49%	05/10/2040	89,000	94,256
GMAC Commercial Mortgage Securities Incorporated Series 2003-C2 Class D	5.49%	05/10/2040	26,000	27,081
GMAC Commercial Mortgage Securities Incorporated Series 2004-C2 Class A4	5.30%	08/10/2038	165,000	176,005
Greenwich Capital Commercial Funding Corporation Series 2003-C1 Class B	4.23%	07/05/2035	60,000	61,719
Greenwich Capital Commercial Funding Corporation Series 2005-GG5 Class A5	5.22%	04/10/2037	249,000	265,131
Greenwich Capital Commercial Funding Corporation Series 2006-GG7 Class A4	5.89%	07/10/2038	208,000	227,551
GS Mortgage Securities Corporation II Series 2011-GC3 Class A4	4.75%	03/10/2044	142,000	143,000
GS Mortgage Securities Corporation II Series 2005-GG4 Class A4	4.75%	07/10/2039	191,000	200,966
GS Mortgage Securities Corporation II Series 2006-GG6 Class A4	5.55%	04/10/2038	160,000	171,590
GS Mortgage Securities Corporation II Series 2010-C2 Class A1††	3.85%	12/10/2043	104,341	105,774
GS Mortgage Securities Corporation II Series 2011-GC3 Class A2	3.65%	03/10/2044	106,000	106,490
Impact Funding LLC Series 2010-1 Class A1††	5.31%	01/25/2051	281,992	286,222
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2000-C10 Class C	7.79%	08/15/2032	6,564	6,559
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2001-CIB3 Class A3	6.47%	11/15/2035	60,568	61,358
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2001-CIBC2 Class D	6.85%	04/15/2035	59,000	59,272
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2002-C1 Class A3	5.38%	07/12/2037	52,000	53,831
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2002-C2 Class B	5.21%	12/12/2034	30,000	31,207
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2002-C2 Class A2	5.05%	12/12/2034	72,000	75,071
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2002-CIB5 Class A2	5.16%	10/12/2037	76,000	79,366
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2002-CIBC4 Class C	6.45%	05/12/2034	67,000	68,825
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2003-C1 Class A1	4.28%	01/12/2037	46,807	47,807
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2003-CB6 Class A1	4.39%	07/12/2037	21,035	21,441
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2003-PM1A Class A4	5.33%	08/12/2040	66,000	70,128
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2004-CIBC9 Class A2	5.11%	06/12/2041	50,595	50,686
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2004-LN2 Class A2	5.12%	07/15/2041	79,000	83,073
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2005-CB13 Class A4	5.28%	01/12/2043	107,000	114,101
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2005-LDP4 Class A4	4.92%	10/15/2042	39,000	41,287
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

VT TOTAL RETURN BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Non-Agency Mortgage Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2005-LDP5 Class A4	5.20%	12/15/2044	$63,000	$67,512
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006 Class A4	5.48%	12/12/2044	92,000	97,609
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP9 Class A2	5.13%	05/15/2047	49,000	50,258
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP9 Class A3	5.34%	05/15/2047	49,000	51,302
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2007 Class 3S	5.32%	01/15/2049	159,000	161,738
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2007-LDP11 Class A	5.82%	06/15/2049	100,000	105,815
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2009-IWST Class A2††	5.63%	12/05/2027	240,000	258,775
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-A2 Class A2††	4.31%	08/05/2032	189,000	181,410
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-C1 Class A1††	3.85%	06/15/2043	237,110	242,625
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2011-C3 Class A4††	4.72%	02/15/2046	150,000	150,526
Lehman Brothers UBS Commercial Mortgage Trust Series 2002-C2 Class A4	5.59%	06/15/2031	42,000	43,593
Lehman Brothers UBS Commercial Mortgage Trust Series 2002-C4 Class A4	4.56%	09/15/2026	32,814	33,447
Lehman Brothers UBS Commercial Mortgage Trust Series 2002-C4 Class A5	4.85%	09/15/2031	217,000	225,563
Lehman Brothers UBS Commercial Mortgage Trust Series 2004-C7 Class A5	4.63%	10/15/2029	51,000	52,774
Lehman Brothers UBS Commercial Mortgage Trust Series 2005-C1 Class A4	4.74%	02/15/2030	50,000	52,525
Lehman Brothers UBS Commercial Mortgage Trust Series 2005-C2 Class A4	5.00%	04/15/2030	146,000	149,268
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C1 Class AAB	5.40%	02/15/2040	24,000	25,284
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C3 Class A3	5.92%	07/15/2044	53,000	55,726
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C3 Class A4	5.93%	07/15/2044	125,000	133,779
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C6 Class A3	5.93%	07/15/2040	184,000	192,472
Lehman Brothers UBS Commercial Mortgage Trust Series 2005-C5 Class 4	4.95%	09/15/2030	106,000	113,159
Merrill Lynch Mortgage Trust Series 2005-CIP1 Class A3A	4.95%	07/12/2038	76,000	76,734
Merrill Lynch Mortgage Trust Series 2005-CKI1 Class A6	5.23%	11/12/2037	85,000	91,375
Morgan Stanley Capital I Series 2004-IQ8 Class A4	4.90%	06/15/2040	132,000	134,973
Morgan Stanley Capital I Series 2004-TP13 Class A3	4.39%	09/13/2045	35,830	37,060
Morgan Stanley Capital I Series 2005-HQ6 Class A4	4.99%	08/13/2042	179,000	190,858
Morgan Stanley Capital I Series 2006-HQ8 Class AM	5.45%	03/12/2044	49,000	51,786
Morgan Stanley Capital I Series 2006-IQ12 Class ANM	5.31%	12/15/2043	122,000	122,807
Morgan Stanley Capital I Series 2007-HQ13 Class A1	5.36%	12/15/2044	46,875	48,412
Morgan Stanley Capital I Series 2007-IQ14 Class AAB	5.65%	04/15/2049	32,000	33,548
Morgan Stanley Dean Witter Capital I Series 2001-TOP3 Class A4	6.39%	07/15/2033	60,096	60,277
Morgan Stanley Dean Witter Capital I Series 2004-T15 Class A2	4.69%	06/13/2041	88,186	88,142
Morgan Stanley Dean Witter Capital I Series 2004-T15 Class A3	5.03%	06/13/2041	25,000	25,623
Morgan Stanley Mortgage Loan Trust Series 2007-6XS Class 2A1S±	0.36%	02/25/2047	24,495	21,418
Nomura Asset Securities Corporation Series 1998-D6 Class A2	6.55%	03/15/2030	128,000	139,137
Prudential Mortgage Capital Funding LLC Series 2001-ROCK Class B	6.76%	05/10/2034	44,000	43,995
Salomon Brothers Mortgage Securities Incorporated VII Series 2000-C2 Class C	7.73%	07/18/2033	15,700	15,676
Salomon Brothers Mortgage Securities Incorporated VII Series 2001-C2 Class A3	6.50%	11/13/2036	99,063	100,397
Sequoia Mortgage Trust Series 2010-H1 Class A1±	3.75%	02/25/2040	46,126	46,711
Sequoia Mortgage Trust Series 2011-1 Class A1	4.13%	02/25/2041	45,208	45,201
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

VT TOTAL RETURN BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Non-Agency Mortgage Backed Securities (continued)
US Bank NA Series 2007-1 Class A	5.92%	05/25/2012	$272,864	$287,064
Wachovia Bank Commercial Mortgage Trust Series 2003-C7 Class A1††(l)	4.24%	10/15/2035	17,291	17,400
Wachovia Bank Commercial Mortgage Trust Series 2003-C8 Class A3(l)	4.45%	11/15/2035	116,000	117,460

Total Non-Agency Mortgage Backed Securities (Cost $10,493,997)				10,556,169

Corporate Bonds and Notes: 17.73%

Consumer Discretionary: 1.19%

Media: 1.19%
Comcast Corporation	8.38%	03/15/2013	163,000	183,704
DIRECTV Holdings Financing Incorporated.	5.00%	03/01/2021	90,000	90,317
DIRECTV Holdings Financing Incorporated	3.50%	03/01/2016	140,000	140,304
NBC Universal Incorporated††	2.88%	04/01/2016	147,000	143,605
NBC Universal Incorporated††	4.38%	04/01/2021	80,000	76,591
NBC Universal Incorporated††	5.95%	04/01/2041	90,000	86,244
News America Incorporated††	6.15%	02/15/2041	45,000	44,624
Time Warner Incorporated	4.75%	03/29/2021	75,000	74,505
Time Warner Incorporated	6.25%	03/29/2041	140,000	139,097

				978,991

Consumer Staples: 0.57%

Beverages: 0.26%
Anheuser-Busch InBev Worldwide Incorporated	4.13%	01/15/2015	205,000	216,533

Food Products: 0.18%
Kraft Foods Incorporated Class A	6.50%	02/09/2040	135,000	144,192

Tobacco: 0.13%
Altria Group Incorporated	10.20%	02/06/2039	75,000	106,409

Energy: 1.79%

Energy Equipment & Services: 0.17%
Kinder Morgan Energy Partners Energy	6.38%	03/01/2041	140,000	141,208

Oil, Gas & Consumable Fuels: 1.62%
Anadarko Petroleum Corporation	6.38%	09/15/2017	143,000	157,399
BP Capital Markets plc	4.74%	03/11/2021	185,000	185,345
Energy Transfer Partners LP	9.00%	04/15/2019	80,000	101,066
Enterprise Products Operating LLC	5.95%	02/01/2041	80,000	77,813
Husky Energy Incorporated	7.25%	12/15/2019	87,000	102,990
Kerr-McGee Corporation	6.95%	07/01/2024	75,000	82,959
Marathon Petroleum Corporation††	6.50%	03/01/2041	140,000	141,451
Midamerican Energy Holdings Company	6.50%	09/15/2037	70,000	77,414
PacifiCorp	6.25%	10/15/2037	50,000	55,290
Rockies Express Pipeline††	3.90%	04/15/2015	219,000	216,826
Schlumberger Oilfield UK††	4.20%	01/15/2021	140,000	140,059

				1,338,612

Financials: 7.86%

Capital Markets: 1.14%
Goldman Sachs Group Incorporated	3.63%	02/07/2016	170,000	168,394
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

VT TOTAL RETURN BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Capital Markets: (continued)
Goldman Sachs Group Incorporated	6.25%	02/01/2041	$165,000	$164,317
Goldman Sachs Group Incorporated	6.75%	10/01/2037	89,000	89,768
Lazard Group LLC	6.85%	06/15/2017	220,000	234,195
Lazard Group LLC	7.13%	05/15/2015	160,000	175,774
Morgan Stanley	5.95%	12/28/2017	100,000	107,414

				939,862

Commercial Banks: 1.00%
HSBC Holdings plc	5.10%	04/05/2021	275,000	276,411
Royal Bank of Scotland plc	4.38%	03/16/2016	150,000	150,952
Shinhan Bank††	4.13%	10/04/2016	200,000	200,723
Swedbank Hypotek AB††	2.95%	03/28/2016	200,000	197,962

				826,048

Consumer Finance: 1.06%
American Express Credit Corporation	5.13%	08/25/2014	235,000	253,494
Capital One Bank USA NA	8.80%	07/15/2019	250,000	314,340
Cellco Partnership /Verizon Wireless Capital LLC	8.50%	11/15/2018	85,000	109,209
CNOOC Finance 2011 Limited††	4.25%	01/26/2021	205,000	199,944

				876,987

Diversified Financial Services: 3.12%
Bank of America Corporation	3.63%	03/17/2016	345,000	340,142
Bank of America Corporation	5.63%	07/01/2020	175,000	179,668
Bank of America Corporation	5.88%	01/05/2021	70,000	73,092
Bank of America Corporation	6.00%	09/01/2017	125,000	133,975
Barclays Bank plc††	2.50%	09/21/2015	255,000	247,341
BNP Paribas††	2.20%	11/02/2015	130,000	124,931
Citigroup Incorporated«	1.88%	10/22/2012	370,000	376,999
Citigroup Incorporated	4.75%	05/19/2015	152,000	159,327
Citigroup Incorporated	5.38%	08/09/2020	45,000	46,325
Citigroup Incorporated	6.38%	08/12/2014	106,000	117,176
General Electric Capital Corporation	4.63%	01/07/2021	140,000	137,875
HSBC Bank plc††	4.75%	01/19/2021	150,000	149,289
JPMorgan Chase & Company	6.00%	10/01/2017	300,000	328,130
JPMorgan Chase & Company	6.80%	10/01/2037	155,000	155,796

				2,570,066

Insurance: 0.79%
American International Group Incorporated Series MTN	5.85%	01/16/2018	115,000	119,788
American International Group Incorporated	6.40%	12/15/2020	48,000	51,230
CNA Financial Corporation	5.75%	08/15/2021	85,000	87,024
CNA Financial Corporation	6.50%	08/15/2016	25,000	27,284
Liberty Mutual Group††	7.50%	08/15/2036	96,000	102,720
Protective Life Corporation	8.45%	10/15/2039	45,000	50,195
Prudential Financial Incorporated	4.50%	11/15/2020	45,000	44,078
Prudential Financial Incorporated	6.20%	11/15/2040	100,000	103,882
WR Berkley Corporation	5.38%	09/15/2020	65,000	65,356

				651,557

Real Estate Investment Trusts (REITs): 0.75%
HCP Incorporated	5.38%	02/01/2021	65,000	65,642
HCP Incorporated	6.75%	02/01/2041	100,000	103,303
Health Care Property Investors Incorporated	5.65%	12/15/2013	160,000	173,300
Health Care REIT Incorporated	6.50%	03/15/2041	50,000	48,280
Kilroy Realty Corporation	5.00%	11/03/2015	50,000	49,897
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

VT TOTAL RETURN BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Real Estate Investment Trusts (REITs): (continued)
Kilroy Realty Corporation	6.63%	06/01/2020	$80,000	$82,059
WEA Finance LLC††	7.50%	06/02/2014	80,000	91,570

				614,051

Health Care: 1.61%

Biotechnology: 0.39%
Amgen Incorporated	3.45%	10/01/2020	145,000	136,452
Gilead Sciences Incorporated	4.50%	04/01/2021	185,000	182,801

				319,253

Health Care Equipment & Supplies: 0.26%
Boston Scientific Corporation	5.13%	01/12/2017	30,000	30,685
Boston Scientific Corporation	6.00%	01/15/2020	90,000	94,304
Boston Scientific Corporation	6.40%	06/15/2016	85,000	92,679

				217,668

Health Care Providers & Services: 0.37%
Coventry Health Care Incorporated	5.95%	03/15/2017	165,000	171,138
UnitedHealth Group Incorporated	5.95%	02/15/2041	135,000	135,932

				307,070

Life Sciences Tools & Services: 0.15%
Life Technologies Corporation	3.50%	01/15/2016	120,000	119,626

Pharmaceuticals: 0.44%
Allergan Incorporated	3.38%	09/15/2020	205,000	191,923
Sanofi Aventis SA	2.63%	03/29/2016	175,000	173,496

				365,419

Industrials: 0.30%

Aerospace & Defense: 0.06%
Northrop Grumman Corporation	3.50%	03/15/2021	50,000	46,352

Professional Services: 0.10%
Verisk Analytics Incorporated	5.80%	05/01/2021	80,000	80,367

Road & Rail: 0.14%
BSNF Railway Company	5.75%	05/01/2040	116,000	117,475

Information Technology: 0.26%

Communications Equipment: 0.10%
Juniper Networks Incorporated	5.95%	03/15/2041	80,000	79,001

Electronic Equipment & Instruments: 0.04%
Arrow Electronics Incorporated	5.13%	03/01/2021	35,000	34,425

Software: 0.12%
Adobe Systems Incorporated	4.75%	02/01/2020	101,000	102,448

Materials: 0.70%

Chemicals: 0.51%
Dow Chemical Company	4.85%	08/15/2012	165,000	172,849

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

VT TOTAL RETURN BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Chemicals: (continued)
Dow Chemical Company	5.90%	02/15/2015	$85,000	$94,211
Dow Chemical Company	8.55%	05/15/2019	124,000	156,741

				423,801

Metals & Mining: 0.19%
ArcelorMittal	5.50%	03/01/2021	90,000	88,687
ArcelorMittal	6.75%	03/01/2041	70,000	68,603

				157,290

Telecommunication Services: 1.35%

Diversified Telecommunication Services: 1.08%
AT&T Incorporated	6.40%	05/15/2038	70,000	71,468
Frontier Communications Corporation	8.13%	10/01/2018	50,000	53,813
Frontier Communications Corporation	8.25%	04/15/2017	140,000	151,200
Frontier Communications Corporation	8.50%	04/15/2020	45,000	48,769
Telefonica Emisiones SAU	3.99%	02/16/2016	160,000	160,774
Telefonica Emisiones SAU	5.46%	02/16/2021	160,000	162,034
Verizon Communications	3.00%	04/01/2016	245,000	243,752

				891,810

Wireless Telecommunication Services: 0.27%
American Tower Corporation	4.50%	01/15/2018	180,000	176,775
American Tower Corporation	5.05%	09/01/2020	48,000	46,633

				223,408

Utilities: 2.10%

Electric Utilities: 1.16%
Ameren Corporation	8.88%	05/15/2014	110,000	126,538
Appalachian Power Company	4.60%	03/30/2021	140,000	137,973
DPL Incorporated	6.88%	09/01/2011	190,000	194,744
FirstEnergy Solutions Company	6.05%	08/15/2021	60,000	62,172
FirstEnergy Solutions Company	6.80%	08/15/2039	45,000	44,615
Nevada Power Company Series A	8.25%	06/01/2011	300,000	303,540
Progress Energy Incorporated	6.85%	04/15/2012	85,000	90,022

				959,604

Gas Utilities: 0.17%
El Paso Pipeline Corporation	7.50%	11/15/2040	30,000	34,057
KeySpan Gas East Corporation††	5.82%	04/01/2041	105,000	105,014

				139,071

Multi-Utilities: 0.77%
CMS Energy Corporation	5.05%	02/15/2018	110,000	109,546
Dominion Resources Incorporated	8.88%	01/15/2019	260,000	331,879
Sempra Energy	2.00%	03/15/2014	195,000	193,667

				635,092

Total Corporate Bonds and Notes (Cost $14,351,653)				14,623,696

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

VT TOTAL RETURN BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Municipal Bonds and Notes: 1.16%

California: 0.43%
California State Build America Bonds (Tax Revenue)	7.60%	11/01/2040	$125,000	$136,979
Los Angeles CA Community College District Build America Bonds (Tax Revenue)	6.75%	08/01/2049	100,000	106,226
Los Angeles CA Department of Water & Power Build America Bonds (Utilities Revenue)	6.57%	07/01/2045	110,000	113,882

Illinois: 0.27%
State of Illinois (GO - State)	5.37%	03/01/2017	75,000	74,629
State of Illinois (GO - State)	5.67%	03/01/2018	75,000	75,064
State of Illinois (GO - State)	5.88%	03/01/2019	75,000	74,981

Nevada: 0.16%
Clark County NV (Transportation Revenue)	6.82%	07/01/2045	130,000	128,453

New Jersey: 0.17%
New Jersey State Turnpike Authority (Transportation Revenue)	7.10%	01/01/2041	130,000	140,771

Texas: 0.13%
North Texas Tollway Authority Revenue (Transportation Revenue)	6.72%	01/01/2049	110,000	109,236

Total Municipal Bonds and Notes (Cost $951,344)				960,221

Yankee Corporate Bonds and Notes: 4.18%

Consumer Discretionary: 0.20%

Media: 0.20%
British Sky Broadcasting Group plc††	9.50%	11/15/2018	60,000	79,130
Thomson Reuters Corporation	5.95%	07/15/2013	80,000	88,121

				167,251

Energy: 0.10%

Oil, Gas & Consumable Fuels: 0.10%
Husky Energy Incorporated	5.90%	06/15/2014	75,000	83,069

Financials: 2.73%

Commercial Banks: 1.65%
Canadian Imperial Bank††	2.75%	01/27/2016	350,000	350,447
HSBC Holdings plc	6.80%	06/01/2038	134,000	140,313
Itau Unibanco Holding SA††	6.20%	04/15/2020	105,000	107,813
Korea Development Bank	3.25%	03/09/2016	199,000	195,163
Lloyds TSB Bank plc	6.38%	01/21/2021	100,000	104,210
Lloyds TSB Bank plc††	6.50%	09/14/2020	100,000	98,311
Nordea Bank AB††	3.70%	11/13/2014	100,000	103,548
Swedish Export Credit	3.25%	09/16/2014	248,000	259,110

				1,358,915

Consumer Finance: 0.18%
Finance For Danish Industry††	2.00%	06/12/2013	145,000	147,416

Diversified Financial Services: 0.17%
Credit Suisse New York NY	6.00%	02/15/2018	135,000	143,384

Real Estate Investment Trusts (REITs): 0.25%
Qatari Diar Finance QSC	6.13%	06/01/2020	75,000	80,846
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

VT TOTAL RETURN BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Real Estate Investment Trusts (REITs): (continued)
Westfield Group††	5.40%	10/01/2012	$116,000	$122,733

				203,579

Thrifts & Mortgage Finance: 0.48%
Achmea Hypotheekbank NV††	3.20%	11/03/2014	385,000	398,697

Materials: 0.09%

Metals & Mining: 0.09%
Vale Overseas Limited	6.88%	11/10/2039	64,000	68,409

Telecommunication Services: 0.94%

Diversified Telecommunication Services: 0.64%
British Telecommunications plc	9.88%	12/15/2030	55,000	76,077
Hutchison Whampoa International Limited††	4.63%	09/11/2015	175,000	185,369
Telefonica Emisiones SAU	5.98%	06/20/2011	80,000	80,872
Telemar Norte Leste SAU††	5.50%	10/23/2020	190,000	186,675

				528,993

Wireless Telecommunication Services: 0.30%
America Movil SAB SA	5.00%	10/16/2019	146,000	150,350
Telefonica Moviles Chile††	2.88%	11/09/2015	100,000	96,210

				246,560

Utilities: 0.12%

Electric Utilities: 0.12%
Korea Hydro & Nuclear Power Company Limited††	3.13%	09/16/2015	100,000	97,336

Total Yankee Corporate Bonds and Notes (Cost $3,383,594)				3,443,609

Yankee Government Bonds: 1.82%
Croatia††	6.38%	03/24/2021	200,000	200,250
Norway††	1.75%	10/05/2015	188,000	182,261
Province of Ontario Canada	3.15%	12/15/2017	190,000	188,058
Republic of Chile	3.88%	08/05/2020	170,000	165,538
Republic of Hungary	6.38%	03/29/2021	91,000	91,091
Republic of Poland	3.88%	07/16/2015	120,000	121,288
Republic of South Africa	6.25%	03/08/2041	115,000	118,521
State of Qatar††	4.00%	01/20/2015	230,000	237,475
United Mexican States	5.13%	01/15/2020	93,000	97,278
United Mexican States	6.05%	01/11/2040	94,000	96,820

Total Yankee Government Bonds (Cost $1,501,058)				1,498,580

US Treasury Securities: 9.52%

US Treasury Bonds: 6.98%
US Treasury Bond(o)	0.75%	03/31/2013	409,000	408,681
US Treasury Bond(o)	1.25%	03/15/2014	717,000	716,778
US Treasury Bond(o)	2.00%	03/31/2016	1,605,000	1,606,878
US Treasury Bond(o)	2.75%	03/31/2018	482,000	480,720
US Treasury Bond(o)	3.63%	02/15/2021	271,000	274,853
US Treasury Bond(o)	4.25%	11/15/2040	219,000	209,453
US Treasury Bond(o)	4.38%	05/15/2040	545,000	532,825
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

VT TOTAL RETURN BOND FUND

Security Name		Interest Rate	Maturity Date	Principal	Value
US Treasury Bonds: (continued)
US Treasury Bond(o)		4.50%	02/15/2036	$890,000	$898,622
US Treasury Bond(o)		4.75%	02/15/2041	459,000	477,073
US Treasury Bond(o)		5.38%	02/15/2031	133,000	152,098

					5,757,981

US Treasury Notes: 2.54%
US Treasury Note(o)		2.13%	05/31/2015	905,000	914,901
US Treasury Note«(o)		2.13%	02/29/2016	1,181,000	1,177,309
					2,092,210

Total US Treasury Securities (Cost $7,956,522)					7,850,191

Short-Term Investments: 3.99%

Corporate Bonds & Notes: 0.70%
Gryphon Funding Limited (a)(i)(v)		0.00%	08/05/2011	252,127	104,305
VFNC Corporation (a)††(i)(v)±		0.26%	09/29/2011	784,665	470,799

					575,104

		Yield		Shares
Investment Companies: 3.29%
Wells Fargo Advantage Cash Investment Money Market Fund (l)(u)		0.12%		1,767,627	1,767,627
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)		0.24%		947,849	947,849

					2,715,476

Total Short-Term Investments (Cost $3,046,101)					3,290,580

Total Investments in Securities (Cost $92,353,127)*	113.02%				93,212,088

Other Assets and Liabilities, Net	(13.02)				(10,736,943)

Total Net Assets	100.00%				$82,475,145

	Interest Rate	Maturity date	Principal	Value
Schedule of TBA Sale Commitments: (0.26%)
FNMA %%	6.00%	08/25/2035	$(1,400,000)	$(1,519,000)
FNMA %%	5.00%	05/25/2036	(200,000)	(209,219)

Total Schedule of TBA Sale Commitments (Proceeds $1,709,094)				$(1,728,219)

%%	Securities issued on a when-issued (TBA) and/or delayed delivery basis.

±	Variable rate investments.

(o)	Security pledged as collateral for when-issued (TBA) and/or delayed delivery securities.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(l)	Investment in an affiliate. The total cost of affiliated investments is $2,848,753.

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security

(v)	Security represents investment of cash collateral received from securities on loan.
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

VT TOTAL RETURN BOND FUND

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $92,637,018 and net unrealized appreciation (depreciation) consist of:

Gross unrealized appreciation	$998,522
Gross unrealized depreciation	(423,452)

Net unrealized appreciation	$575,070
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

VT TOTAL RETURN BOND FUND

NOTES TO PORTFOLIOS OF INVESTMENTS — MARCH 31, 2011 (UNAUDITED)
The Fund’s portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Fund’s shareholders. For more information regarding the Fund and its holdings, please see the Fund’s most recent prospectus and annual report.
Securities valuation
Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Trust’s Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.
Debt securities of sufficient credit quality with original maturities of 60 days or less and any collateral from securities lending invested in securities generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.
Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.
The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.
Security loans
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.
The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.
When-issued transactions
The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
TBA sale commitments
The Fund may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
Mortgage dollar roll transactions

The Fund may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for the dollar roll transactions as purchases and sales.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As of March 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

		Significant Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Agency securities	$0	$43,505,984	$1,213,521	$44,719,505
Asset-backed securities	0	6,269,537	0	6,269,537
Non-agency mortgage-backed securities	0	10,556,169	0	10,556,169
Corporate bonds and notes	0	14,623,696	0	14,623,696
Municipal bonds and notes	0	960,221	0	960,221
Yankee corporate bonds and notes	0	3,443,609	0	3,443,609
Yankee government bonds	0	1,498,580	0	1,498,580
U.S. treasury securities	7,850,191	0	0	7,850,191
Short term investments
Corporate bonds and notes	0	0	575,104	575,104
Investment companies	1,767,627	947,849	0	2,715,476

	$9,617,818	$81,805,645	$1,788,625	$93,212,088

		Significant Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Investments in TBA Sale Commitments	$0	$(1,728,219)	$0	$(1,728,219)
For the three months ended March 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

		Non-agency
		mortgage	Corporate
	Agency	backed	bonds and
	securities	securities	notes	Total

Balance as of December 31, 2010	$603,883	$272,078	$553,059	$1,429,020
Accrued discounts (premiums)	0	(3)	0	(3)
Realized gains (losses)	0	7,847	0	7,847
Change in unrealized gains (losses)	6,495	(5,453)	43,680	44,722

Purchases	1,206,837	0	0	1,206,837
Sales	(603,694)	(274,469)	(21,635)	(899,798)
Transfers into Level 3	0	0	0	0
Transfers out of Level 3	0	0	0	0
Transfers in from acquisition (s)	0	0	0	0

Balance as of March 31, 2011	$1,213,521	$0	$575,104	$1,788,625

Change in unrealized gains (losses) included in earnings relating to securities still held at March 31, 2011	$6,684	$0	$33,277	$39,961

ITEM 2. CONTROLS AND PROCEDURES
(a) The President and Treasurer have concluded that the Wells Fargo Variable Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.
(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Variable Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: May 25, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Variable Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: May 25, 2011

By:	/s/ Kasey L. Phillips
Kasey L. Phillips
Treasurer

Date: May 25, 2011